Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Linde plc	226,085	107,390
	Newmont Corp. (XNYS)	529,646	44,654
	Ecolab Inc.	122,973	33,677
	Air Products & Chemicals Inc.	107,188	29,232
	Freeport-McMoRan Inc.	692,247	27,150
	Fastenal Co.	552,975	27,118
	Nucor Corp.	105,299	14,261
	International Paper Co.	254,405	11,804
	Steel Dynamics Inc.	67,539	9,417
	International Flavors & Fragrances Inc.	124,430	7,657
	Reliance Inc.	25,212	7,080
	CF Industries Holdings Inc.	78,450	7,037
	Royal Gold Inc.	32,040	6,427
	LyondellBasell Industries NV Class A	125,057	6,133
	Avery Dennison Corp.	37,601	6,098
*	RBC Bearings Inc.	15,296	5,970
	Carpenter Technology Corp.	22,819	5,603
*	Coeur Mining Inc.	294,202	5,519
	Mosaic Co.	153,163	5,312
	Mueller Industries Inc.	50,855	5,142
*	MP Materials Corp.	72,699	4,876
	Albemarle Corp.	57,076	4,628
	Alcoa Corp.	124,590	4,098
	Hecla Mining Co.	307,301	3,718
	Eastman Chemical Co.	55,208	3,481
	NewMarket Corp.	3,866	3,202
	Commercial Metals Co.	53,715	3,077
*	Uranium Energy Corp.	217,196	2,897
*	Cleveland-Cliffs Inc.	235,391	2,872
	Element Solutions Inc.	110,076	2,771
	UFP Industries Inc.	26,828	2,508
	Hexcel Corp.	38,027	2,384
	Balchem Corp.	15,863	2,380
	Timken Co.	29,685	2,232
	Celanese Corp.	52,583	2,213
	FMC Corp.	61,305	2,062
	Cabot Corp.	25,253	1,920
	Sensient Technologies Corp.	20,425	1,917
	Hawkins Inc.	9,336	1,706
*	Energy Fuels Inc.	105,594	1,621
*	Perimeter Solutions Inc.	67,926	1,521
	Avient Corp.	43,233	1,425
	Olin Corp.	54,276	1,356
	Materion Corp.	9,818	1,186
	Westlake Corp.	15,228	1,173
	Chemours Co.	72,921	1,155
	Scotts Miracle-Gro Co.	20,061	1,142
	Ashland Inc.	21,255	1,018
*	Ingevity Corp.	18,193	1,004
	Minerals Technologies Inc.	15,768	980
	Innospec Inc.	11,525	889
	Quaker Chemical Corp.	6,518	859
*	Century Aluminum Co.	25,732	756
	Huntsman Corp.	81,858	735
	Sylvamo Corp.	15,323	678
	Kaiser Aluminum Corp.	7,587	585
*	Ivanhoe Electric Inc.	41,641	523
	Stepan Co.	10,544	503
*	Ecovyst Inc.	56,623	496
	Worthington Steel Inc.	15,802	480

		Shares	Market Value ($000)
*	Compass Minerals International Inc.	20,539	394
*	ASP Isotopes Inc.	38,951	375
	Ryerson Holding Corp.	14,695	336
*	Ur-Energy Inc.	179,872	322
*	i-80 Gold Corp.	326,924	312
	Koppers Holdings Inc.	9,663	271
*	Metallus Inc.	15,642	259
*	US Antimony Corp.	41,767	259
	AdvanSix Inc.	12,617	245
	Mativ Holdings Inc.	21,215	240
*	Idaho Strategic Resources Inc.	7,082	239
*	NWPX Infrastructure Inc.	4,371	231
*	Dakota Gold Corp.	48,196	219
	Tronox Holdings plc	53,149	214
*	Magnera Corp.	18,003	211
*	LSB Industries Inc.	26,690	210
*,1	American Battery Technology Co.	43,103	209
*	Intrepid Potash Inc.	6,539	200
*	Rayonier Advanced Materials Inc.	26,685	193
*	Clearwater Paper Corp.	7,167	149
	Olympic Steel Inc.	4,337	132
*	Tredegar Corp.	12,894	104
*	Hycroft Mining Holding Corp.	16,155	100
*	GrafTech International Ltd.	7,695	99
*	American Vanguard Corp.	16,868	97
	Friedman Industries Inc.	4,101	90
*	US Gold Corp.	5,405	89
*	Contango ORE Inc.	3,289	82
	Omega Flex Inc.	2,473	77
*	Perma-Pipe International Holdings Inc.	2,910	68
*	Gold Resource Corp.	76,570	64
*	Ascent Industries Co.	4,767	61
*	NN Inc.	23,764	49
*	Comstock Inc.	12,887	44
*	Unifi Inc.	8,861	42
*	Origin Materials Inc.	68,152	35
*	Solesence Inc.	8,543	28
			454,057
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	4,628,859	1,016,359
*	Tesla Inc.	1,322,163	587,992
*	Netflix Inc.	204,934	245,699
	Walmart Inc.	2,116,549	218,132
	Costco Wholesale Corp.	213,840	197,937
	Home Depot Inc.	480,000	194,491
	McDonald's Corp.	344,117	104,574
	Walt Disney Co.	867,217	99,296
*	Uber Technologies Inc.	1,005,680	98,526
	Booking Holdings Inc.	15,627	84,374
	TJX Cos. Inc.	537,931	77,753
	Lowe's Cos. Inc.	270,192	67,902
	Starbucks Corp.	548,042	46,364
*	O'Reilly Automotive Inc.	409,210	44,117
*	Roblox Corp. Class A	295,526	40,936
	NIKE Inc. Class B	572,508	39,921
	Royal Caribbean Cruises Ltd.	117,861	38,137
*	AutoZone Inc.	8,067	34,609
	Hilton Worldwide Holdings Inc.	113,342	29,405
	General Motors Co.	458,861	27,977
	Marriott International Inc. Class A	104,742	27,279
*	Chipotle Mexican Grill Inc.	646,349	25,330
	Electronic Arts Inc.	120,566	24,318
	Ross Stores Inc.	157,613	24,019
*	Carvana Co.	63,247	23,859
	Ford Motor Co.	1,889,281	22,596
*	Airbnb Inc. Class A	186,002	22,584
*	Warner Bros Discovery Inc.	1,134,027	22,148
	DR Horton Inc.	129,682	21,977
*	Take-Two Interactive Software Inc.	84,709	21,885

		Shares	Market Value ($000)
*	Flutter Entertainment plc	84,888	21,562
	Yum! Brands Inc.	133,753	20,330
	eBay Inc.	220,777	20,080
	Target Corp.	219,511	19,690
	Garmin Ltd.	78,886	19,423
*	Copart Inc.	419,616	18,870
	Delta Air Lines Inc.	315,799	17,922
*	United Airlines Holdings Inc.	157,955	15,243
*	Carnival Corp.	507,280	14,665
	Tractor Supply Co.	255,336	14,521
*	Live Nation Entertainment Inc.	79,348	12,965
	PulteGroup Inc.	95,223	12,582
	Expedia Group Inc.	57,010	12,186
*	Ulta Beauty Inc.	21,711	11,870
	Williams-Sonoma Inc.	59,231	11,577
	Lennar Corp. Class A	91,673	11,554
	Tapestry Inc.	100,563	11,386
	Dollar General Corp.	106,326	10,989
*	Liberty Media Corp.-Liberty Formula One Class C	102,648	10,722
	Darden Restaurants Inc.	56,061	10,672
*	Trade Desk Inc. Class A	215,028	10,539
*	NVR Inc.	1,307	10,501
	RB Global Inc. (XTSE)	89,463	9,694
*	Lululemon Athletica Inc.	52,598	9,359
	Genuine Parts Co.	67,234	9,319
*	Aptiv plc	105,077	9,060
*	Dollar Tree Inc.	95,710	9,032
	Estee Lauder Cos. Inc. Class A	101,861	8,976
*	DraftKings Inc. Class A	228,234	8,536
	Rollins Inc.	140,177	8,234
	Southwest Airlines Co.	253,675	8,095
	Somnigroup International Inc.	95,819	8,080
	Las Vegas Sands Corp.	148,959	8,013
*	Burlington Stores Inc.	30,482	7,758
	Omnicom Group Inc.	93,659	7,636
*	Deckers Outdoor Corp.	71,533	7,251
	Best Buy Co. Inc.	91,690	6,934
	Dick's Sporting Goods Inc.	30,725	6,828
	News Corp. Class A	220,437	6,770
	Toll Brothers Inc.	47,432	6,552
*	Rivian Automotive Inc. Class A	438,271	6,434
	TKO Group Holdings Inc.	31,794	6,421
	Domino's Pizza Inc.	14,669	6,333
*	BJ's Wholesale Club Holdings Inc.	63,920	5,961
*	Duolingo Inc.	18,170	5,848
	Fox Corp. Class A	88,661	5,591
	Ralph Lauren Corp.	17,607	5,521
*	Norwegian Cruise Line Holdings Ltd.	217,394	5,354
	Service Corp. International	64,292	5,350
	Texas Roadhouse Inc.	31,951	5,309
*	GameStop Corp. Class A	194,362	5,302
	Pool Corp.	16,197	5,022
	Interpublic Group of Cos. Inc.	177,074	4,942
	Hasbro Inc.	64,339	4,880
	Wynn Resorts Ltd.	37,777	4,846
	Aramark	126,141	4,844
	BorgWarner Inc. (XNYS)	103,676	4,558
	New York Times Co. Class A	74,193	4,259
*	Wayfair Inc. Class A	47,636	4,255
*	Planet Fitness Inc. Class A	40,826	4,238
*	Five Below Inc.	26,647	4,122
	Fox Corp. Class B	71,351	4,088
*	Lyft Inc. Class A	180,791	3,979
	Lithia Motors Inc.	12,371	3,909
*	Chewy Inc. Class A	95,657	3,869
*	Floor & Decor Holdings Inc. Class A	51,726	3,812
*	Ollie's Bargain Outlet Holdings Inc.	29,533	3,792
	LKQ Corp.	124,027	3,788
*	American Airlines Group Inc.	317,905	3,573
*	AutoNation Inc.	16,300	3,566

		Shares	Market Value ($000)
*	e.l.f. Beauty Inc.	25,826	3,421
*	Light & Wonder Inc.	40,511	3,400
	Wingstop Inc.	13,434	3,381
	H&R Block Inc.	64,183	3,246
*	CarMax Inc.	72,350	3,246
	Murphy USA Inc.	8,341	3,238
*	MGM Resorts International	91,502	3,171
*	Dutch Bros Inc. Class A	58,729	3,074
*	Etsy Inc.	45,386	3,013
	Gentex Corp.	106,117	3,003
*	Taylor Morrison Home Corp.	45,323	2,992
*	Stride Inc.	19,944	2,970
*	Grand Canyon Education Inc.	13,502	2,964
*	Bright Horizons Family Solutions Inc.	27,174	2,950
	Churchill Downs Inc.	30,280	2,937
	Wyndham Hotels & Resorts Inc.	36,409	2,909
*	Cava Group Inc.	48,022	2,901
	Paramount Skydance Corp. Class B	153,182	2,898
*	SiteOne Landscape Supply Inc.	21,520	2,772
	Hyatt Hotels Corp. Class A	19,417	2,756
	VF Corp.	190,855	2,754
	Nexstar Media Group Inc.	13,893	2,747
*	Alaska Air Group Inc.	55,143	2,745
	Group 1 Automotive Inc.	6,275	2,745
	Vail Resorts Inc.	17,899	2,677
*	Caesars Entertainment Inc.	96,881	2,618
*	Mattel Inc.	154,723	2,604
	U-Haul Holding Co.	51,048	2,598
*	Brinker International Inc.	20,471	2,593
	Bath & Body Works Inc.	100,621	2,592
	Lear Corp.	25,325	2,548
	Gap Inc.	118,623	2,537
*	Adtalem Global Education Inc.	16,391	2,532
	Thor Industries Inc.	24,171	2,506
*	Boot Barn Holdings Inc.	14,858	2,462
	Meritage Homes Corp.	32,406	2,347
*	QuantumScape Corp.	189,555	2,335
*	Frontdoor Inc.	34,608	2,329
	Boyd Gaming Corp.	26,831	2,320
*	Asbury Automotive Group Inc.	9,434	2,306
	Warner Music Group Corp. Class A	67,540	2,300
*	Cavco Industries Inc.	3,809	2,212
	Macy's Inc.	123,249	2,210
*	Liberty Media Corp.-Liberty Live Class C	22,484	2,180
*	Valvoline Inc.	60,285	2,165
	Kontoor Brands Inc.	26,899	2,146
[1]	Whirlpool Corp.	27,261	2,143
*	Urban Outfitters Inc.	29,943	2,139
*	Crocs Inc.	24,729	2,066
	Lennar Corp. Class B	17,145	2,057
	Sirius XM Holdings Inc.	88,222	2,053
*	Dorman Products Inc.	13,145	2,049
*	Madison Square Garden Sports Corp.	8,696	1,974
*	Champion Homes Inc.	25,764	1,968
	PVH Corp.	23,474	1,966
*	Laureate Education Inc.	61,677	1,945
*	Abercrombie & Fitch Co. Class A	22,161	1,896
	Signet Jewelers Ltd.	19,095	1,832
*	SkyWest Inc.	17,980	1,809
	Atmus Filtration Technologies Inc.	39,799	1,795
	Advance Auto Parts Inc.	29,108	1,787
	KB Home	27,590	1,756
*	Shake Shack Inc. Class A	18,661	1,747
*	Life Time Group Holdings Inc.	63,169	1,743
	Travel & Leisure Co.	29,019	1,726
*	M/I Homes Inc.	11,941	1,725
	Graham Holdings Co. Class B	1,459	1,718
*	Peloton Interactive Inc. Class A	187,437	1,687
	Harley-Davidson Inc.	58,944	1,645
	Visteon Corp.	13,507	1,619

		Shares	Market Value ($000)
	TEGNA Inc.	78,679	1,600
	Rush Enterprises Inc. Class A	29,511	1,578
	Academy Sports & Outdoors Inc.	31,247	1,563
	Polaris Inc.	26,630	1,548
*	OPENLANE Inc.	52,908	1,523
	Red Rock Resorts Inc. Class A	24,211	1,478
	PriceSmart Inc.	12,124	1,469
*,1	Lucid Group Inc.	61,413	1,461
*	Hilton Grand Vacations Inc.	34,399	1,438
*	RH	7,030	1,428
	Cinemark Holdings Inc.	49,971	1,400
	Penske Automotive Group Inc.	7,870	1,369
*	Tri Pointe Homes Inc.	39,481	1,341
*	Penn Entertainment Inc.	68,173	1,313
	Dana Inc.	65,476	1,312
[1]	Choice Hotels International Inc.	12,154	1,299
	American Eagle Outfitters Inc.	75,655	1,294
*	YETI Holdings Inc.	38,729	1,285
*	Avis Budget Group Inc.	7,855	1,261
	Cheesecake Factory Inc.	21,234	1,160
	Steven Madden Ltd.	34,144	1,143
	Perdoceo Education Corp.	29,450	1,109
*	Capri Holdings Ltd.	54,812	1,092
	Levi Strauss & Co. Class A	46,744	1,089
	Newell Brands Inc.	205,722	1,078
*	Liberty Media Corp.-Liberty Formula One Class A	11,224	1,069
*	Green Brick Partners Inc.	14,284	1,055
*	Hanesbrands Inc.	160,087	1,055
	Phinia Inc.	18,353	1,055
*	National Vision Holdings Inc.	35,579	1,039
	Wolverine World Wide Inc.	37,100	1,018
	LCI Industries	10,690	996
*	Victoria's Secret & Co.	36,392	988
	Acushnet Holdings Corp.	12,303	966
	Marriott Vacations Worldwide Corp.	14,433	961
*	Goodyear Tire & Rubber Co.	126,966	950
*	Six Flags Entertainment Corp.	41,744	948
*	Ondas Holdings Inc.	122,523	946
*	Liberty Media Corp.-Liberty Live Class A	9,983	941
	HNI Corp.	19,871	931
	Buckle Inc.	15,331	899
*	Sonos Inc.	56,361	891
*	Knowles Corp.	37,736	880
*	Rush Street Interactive Inc.	42,783	876
*	Madison Square Garden Entertainment Corp.	19,221	870
	Strategic Education Inc.	9,874	849
*	Lionsgate Studios Corp.	122,746	847
	Dillard's Inc. Class A	1,377	846
	Steelcase Inc. Class A	48,889	841
*	Sphere Entertainment Co.	13,245	823
*	ACV Auctions Inc. Class A	82,653	819
*	Sally Beauty Holdings Inc.	49,977	814
*	TripAdvisor Inc.	50,049	814
	Interparfums Inc.	8,187	805
	Interface Inc.	27,769	804
*	Universal Technical Institute Inc.	24,623	801
*	Arlo Technologies Inc.	47,221	800
	Winmark Corp.	1,586	789
[1]	Kohl's Corp.	50,625	778
	Century Communities Inc.	12,148	770
	Worthington Enterprises Inc.	13,807	766
	News Corp. Class B	22,064	762
*	AMC Entertainment Holdings Inc. Class A	258,634	750
	Papa John's International Inc.	15,440	743
*	United Parks & Resorts Inc.	14,073	728
*	JetBlue Airways Corp.	145,837	718
	Wendy's Co.	77,335	708
*	Coty Inc. Class A	173,454	701
*	Under Armour Inc. Class C	145,133	701
	John Wiley & Sons Inc. Class A	17,129	693

		Shares	Market Value ($000)
	Monarch Casino & Resort Inc.	6,310	668
	Columbia Sportswear Co.	12,619	660
	La-Z-Boy Inc.	19,170	658
*	Central Garden & Pet Co. Class A	21,926	647
*	Coursera Inc.	54,982	644
	MillerKnoll Inc.	34,308	609
	PROG Holdings Inc.	17,286	559
	Leggett & Platt Inc.	60,521	537
	Sonic Automotive Inc. Class A	6,870	523
	Upbound Group Inc.	21,804	515
*	Topgolf Callaway Brands Corp.	53,718	510
	Carter's Inc.	17,988	508
*	LGI Homes Inc.	9,789	506
*	Global Business Travel Group I	62,269	503
*	Atlanta Braves Holdings Inc. Class C	12,025	500
	Cracker Barrel Old Country Store Inc.	11,208	494
*	RealReal Inc.	45,636	485
*	Integral Ad Science Holding Corp.	47,457	483
*	Gentherm Inc.	14,034	478
*	G-III Apparel Group Ltd.	17,930	477
*	Fox Factory Holding Corp.	19,530	474
*,1	Red Cat Holdings Inc.	44,609	462
*	Driven Brands Holdings Inc.	28,588	461
	Camping World Holdings Inc. Class A	28,975	458
*	Revolve Group Inc.	21,302	454
*	Allegiant Travel Co.	7,393	449
*	ThredUP Inc. Class A	46,789	442
	Standard Motor Products Inc.	10,755	439
*	Hertz Global Holdings Inc.	63,157	429
	Winnebago Industries Inc.	12,524	419
*	QuinStreet Inc.	26,153	405
*	Pursuit Attractions & Hospitality Inc.	11,131	403
*	Dream Finders Homes Inc. Class A	15,006	389
	Build-A-Bear Workshop Inc.	5,949	388
*	XPEL Inc.	11,695	387
*	Cars.com Inc.	31,474	385
*	ODP Corp.	13,769	383
*	First Watch Restaurant Group Inc.	24,508	383
*	Sweetgreen Inc. Class A	47,446	379
*	Udemy Inc.	51,765	363
*	Accel Entertainment Inc.	31,919	353
	Ethan Allen Interiors Inc.	11,933	352
*	Beazer Homes USA Inc.	13,951	342
*	Sabre Corp.	186,933	342
	Sturm Ruger & Co. Inc.	7,820	340
*	Lincoln Educational Services Corp.	14,267	335
*	BJ's Restaurants Inc.	10,818	330
*	Stagwell Inc.	58,215	328
	Matthews International Corp. Class A	13,259	322
*	American Public Education Inc.	8,096	320
*	Cooper-Standard Holdings Inc.	8,624	318
	Guess? Inc.	18,981	317
*	Sun Country Airlines Holdings Inc.	26,650	315
*	Daily Journal Corp.	666	310
*	Gannett Co. Inc.	74,148	306
	Carriage Services Inc.	6,751	301
*	Figs Inc. Class A	43,605	292
*	American Axle & Manufacturing Holdings Inc.	48,135	289
*	Malibu Boats Inc. Class A	8,843	287
*	Bed Bath & Beyond Inc.	28,924	283
*	Helen of Troy Ltd.	11,217	283
*	Hovnanian Enterprises Inc. Class A	2,181	280
	Gray Media Inc.	47,907	277
*	Liquidity Services Inc.	10,056	276
*	Mister Car Wash Inc.	51,757	276
*	Savers Value Village Inc.	20,546	272
	Bloomin' Brands Inc.	37,326	268
	Global Industrial Co.	7,143	262
	Sinclair Inc.	17,313	261
	Oxford Industries Inc.	6,379	259

		Shares	Market Value ($000)
	Scholastic Corp.	9,385	257
*	Thryv Holdings Inc.	21,346	257
*	Dave & Buster's Entertainment Inc.	14,117	256
	Monro Inc.	14,116	254
*	Arhaus Inc.	23,748	252
	A-Mark Precious Metals Inc.	9,490	246
*	MarineMax Inc.	9,153	232
	Caleres Inc.	16,862	220
*	Lindblad Expeditions Holdings Inc.	16,999	218
*	Stitch Fix Inc. Class A	49,885	217
*	Corsair Gaming Inc.	24,202	216
	Smith & Wesson Brands Inc.	21,822	215
*	Portillo's Inc. Class A	32,167	207
	Dine Brands Global Inc.	8,311	205
*	Atlanta Braves Holdings Inc. Class A	4,515	205
*	Eastman Kodak Co.	31,799	204
*	Potbelly Corp.	11,907	203
	Marcus Corp.	12,690	197
	Shoe Carnival Inc.	9,489	197
*	Kura Sushi USA Inc. Class A	3,313	197
*	Clear Channel Outdoor Holdings Inc.	123,578	195
	Jack in the Box Inc.	9,828	194
*	iHeartMedia Inc. Class A	67,024	192
*	Clean Energy Fuels Corp.	72,373	187
*	Latham Group Inc.	23,834	181
*	Frontier Group Holdings Inc.	40,655	179
*	McGraw Hill Inc.	13,982	175
	Rush Enterprises Inc. Class B	2,993	172
*	Boston Omaha Corp. Class A	13,006	170
	Haverty Furniture Cos. Inc.	7,606	167
	Krispy Kreme Inc.	42,492	164
*	Venu Holding Corp.	12,702	163
*	Genesco Inc.	5,529	160
*,1	SES AI Corp.	94,998	159
	Golden Entertainment Inc.	6,707	158
*	AMC Networks Inc. Class A	18,298	151
*	Petco Health & Wellness Co. Inc.	37,359	145
*	MasterCraft Boat Holdings Inc.	6,720	144
*	Central Garden & Pet Co.	4,329	141
	Nathan's Famous Inc.	1,272	141
	Cricut Inc. Class A	21,524	135
*	Denny's Corp.	25,676	134
	National CineMedia Inc.	28,352	128
*	El Pollo Loco Holdings Inc.	13,066	127
*	Lovesac Co.	7,412	125
*	Stoneridge Inc.	16,348	125
*	Strattec Security Corp.	1,814	123
	Movado Group Inc.	6,457	122
*	Xponential Fitness Inc. Class A	15,487	121
*	GoPro Inc. Class A	56,652	120
*	Unusual Machines Inc.	7,837	118
*	Biglari Holdings Inc. Class B	351	114
*	Motorcar Parts of America Inc.	6,878	114
*	KinderCare Learning Cos. Inc.	16,859	112
	Arko Corp.	24,317	111
*	MNTN Inc. Class A	5,868	109
*,1	Vuzix Corp.	33,724	106
*,1	Blink Charging Co.	64,030	105
	JAKKS Pacific Inc.	5,593	105
	RCI Hospitality Holdings Inc.	3,384	103
	Rocky Brands Inc.	3,466	103
	Weyco Group Inc.	3,381	102
*	Holley Inc.	32,007	101
*	Legacy Housing Corp.	3,635	100
*	Chegg Inc.	65,563	99
	Johnson Outdoors Inc. Class A	2,459	99
*	Starz Entertainment Corp.	6,639	98
	Bassett Furniture Industries Inc.	6,109	96
	J Jill Inc.	5,574	96
	Flexsteel Industries Inc.	2,043	95

		Shares	Market Value ($000)
	Lakeland Industries Inc.	6,395	95
*	EW Scripps Co. Class A	38,350	94
*	Turtle Beach Corp.	5,931	94
*	BARK Inc.	113,314	94
*	Lands' End Inc.	6,583	93
*	Smith Douglas Homes Corp.	5,184	92
*	Citi Trends Inc.	2,947	91
	Superior Group of Cos. Inc.	8,482	91
*	America's Car-Mart Inc.	3,081	90
*	OneWater Marine Inc. Class A	5,707	90
*	Barnes & Noble Education Inc.	8,711	87
*	Zumiez Inc.	4,353	85
*	Surf Air Mobility Inc.	19,901	85
	CuriosityStream Inc.	15,610	83
[1]	Lucky Strike Entertainment Corp.	8,030	82
*	Fossil Group Inc.	31,352	81
	Designer Brands Inc. Class A	22,026	78
	Entravision Communications Corp. Class A	33,461	78
*	Outdoor Holding Co.	51,858	77
*	Sleep Number Corp.	10,661	75
	Hooker Furnishings Corp.	7,095	72
*,1	Wheels Up Experience Inc.	39,161	72
*	Bally's Corp.	6,471	72
*	Red Robin Gourmet Burgers Inc.	10,252	70
	Virco Mfg. Corp.	9,017	70
	Clarus Corp.	19,494	68
*	Funko Inc. Class A	19,445	67
*,1	Faraday Future Intelligent Electric Inc.	50,677	66
	Marine Products Corp.	7,169	64
*	Full House Resorts Inc.	19,223	62
*	QVC Group Inc.	4,372	59
*	Gaia Inc.	9,881	58
*,1	Luminar Technologies Inc.	30,146	58
*	Century Casinos Inc.	21,934	57
*	iRobot Corp.	15,362	55
*	Kewaunee Scientific Corp.	1,292	55
*	Sportsman's Warehouse Holdings Inc.	19,340	54
	Escalade Inc.	4,178	53
*	Cato Corp. Class A	11,392	48
*	Playstudios Inc.	47,290	46
*	Tile Shop Holdings Inc.	7,358	45
*	Destination XL Group Inc.	33,041	43
	Hamilton Beach Brands Holding Co. Class A	2,948	42
*	ONE Group Hospitality Inc.	14,056	42
*	Falcon's Beyond Global Inc. Class A	3,758	41
*	Nerdy Inc.	31,634	40
	Lifetime Brands Inc.	9,682	37
*	Universal Electronics Inc.	7,274	34
*	Teads Holding Co.	19,238	32
*	LiveOne Inc.	5,494	23
*	Legacy Education Inc.	2,259	22
*	Noodles & Co.	29,201	19
*	Allbirds Inc. Class A	3,347	19
*	Black Rock Coffee Bar Inc. Class A	785	19
*	Leslie's Inc.	3,448	19
*	Sonder Holdings Inc.	5,955	8
*,2	Lubys Inc.	14,037	4
*,2	SRAX Inc.	7,380	1
	FAT Brands Inc. Class B	407	1
			4,425,871
Consumer Staples (3.5%)
	Procter & Gamble Co.	1,129,768	173,589
	Philip Morris International Inc.	750,693	121,762
	Coca-Cola Co.	1,660,411	110,118
	PepsiCo Inc.	660,143	92,710
	Altria Group Inc.	810,094	53,515
	McKesson Corp.	59,963	46,324
	CVS Health Corp.	611,415	46,095
	Mondelez International Inc. Class A	624,866	39,035

		Shares	Market Value ($000)
	Colgate-Palmolive Co.	389,148	31,109
	Cencora Inc.	88,689	27,718
	Corteva Inc.	328,951	22,247
*	Monster Beverage Corp.	329,763	22,196
	Kimberly-Clark Corp.	159,864	19,877
	Kroger Co.	287,720	19,395
	Sysco Corp.	230,192	18,954
	Keurig Dr Pepper Inc.	621,644	15,858
	Kenvue Inc.	923,508	14,989
	Archer-Daniels-Midland Co.	232,231	13,873
	Hershey Co.	71,744	13,420
	General Mills Inc.	257,420	12,979
	Kellanova	133,561	10,955
	Kraft Heinz Co.	400,493	10,429
	Church & Dwight Co. Inc.	117,932	10,334
	Casey's General Stores Inc.	17,908	10,124
	Constellation Brands Inc. Class A	68,393	9,210
*	US Foods Holding Corp.	108,839	8,339
	McCormick & Co. Inc.	122,807	8,217
*	Performance Food Group Co.	75,393	7,844
	Tyson Foods Inc. Class A	136,819	7,429
	Clorox Co.	58,880	7,260
	Bunge Global SA	67,742	5,504
	J M Smucker Co.	49,033	5,325
*	Sprouts Farmers Market Inc.	47,425	5,160
*	Celsius Holdings Inc.	87,245	5,016
	Conagra Brands Inc.	232,646	4,260
	Lamb Weston Holdings Inc.	67,028	3,893
	Brown-Forman Corp. Class B	139,183	3,769
	Ingredion Inc.	30,639	3,741
	Molson Coors Beverage Co. Class B	80,084	3,624
	Hormel Foods Corp.	144,424	3,573
	Campbell's Co.	93,338	2,948
	Coca-Cola Consolidated Inc.	23,695	2,776
	Albertsons Cos. Inc. Class A	149,041	2,610
	Primo Brands Corp.	116,733	2,580
*	Post Holdings Inc.	22,528	2,421
*	Darling Ingredients Inc.	73,538	2,270
*	BellRing Brands Inc.	60,084	2,184
	Cal-Maine Foods Inc.	19,863	1,869
	Marzetti Co.	9,547	1,650
	WD-40 Co.	6,731	1,330
*	Freshpet Inc.	23,406	1,290
	Flowers Foods Inc.	89,474	1,168
*	United Natural Foods Inc.	28,356	1,067
*	Chefs' Warehouse Inc.	18,081	1,055
*	Simply Good Foods Co.	41,746	1,036
	Pilgrim's Pride Corp.	23,115	941
*	Vita Coco Co. Inc.	21,050	894
	Energizer Holdings Inc.	32,269	803
	Turning Point Brands Inc.	8,104	801
*	Boston Beer Co. Inc. Class A	3,664	775
*	Grocery Outlet Holding Corp.	46,929	753
	J & J Snack Foods Corp.	7,118	684
	Fresh Del Monte Produce Inc.	19,059	662
*	Vital Farms Inc.	16,080	662
	Andersons Inc.	16,301	649
	Universal Corp.	11,569	646
	Reynolds Consumer Products Inc.	26,345	645
	Brown-Forman Corp. Class A	20,348	548
	Spectrum Brands Holdings Inc.	10,236	538
	Edgewell Personal Care Co.	23,214	473
	Weis Markets Inc.	6,265	450
	Seaboard Corp.	120	438
	Ingles Markets Inc. Class A	6,238	434
*	TreeHouse Foods Inc.	21,386	432
*	National Beverage Corp.	11,526	426
*	Herbalife Ltd.	48,953	413
	Utz Brands Inc.	29,088	353
	John B Sanfilippo & Son Inc.	4,923	316

		Shares	Market Value ($000)
	Oil-Dri Corp. of America	5,064	309
	Tootsie Roll Industries Inc.	6,759	283
*	Guardian Pharmacy Services Inc. Class A	10,273	269
	Nu Skin Enterprises Inc. Class A	21,926	267
*	Mission Produce Inc.	20,192	243
*	Seneca Foods Corp. Class A	2,171	234
	Natural Grocers by Vitamin Cottage Inc.	5,815	233
	Calavo Growers Inc.	7,922	204
	B&G Foods Inc.	42,512	188
	MGP Ingredients Inc.	7,751	188
	Village Super Market Inc. Class A	4,856	181
*	USANA Health Sciences Inc.	6,277	173
	ACCO Brands Corp.	41,861	167
*	Honest Co. Inc.	45,174	166
*	Mama's Creations Inc.	14,366	151
	Limoneira Co.	9,063	135
*	Westrock Coffee Co.	26,832	130
	Alico Inc.	2,942	102
*	Beauty Health Co.	50,397	100
*	Nature's Sunshine Products Inc.	5,896	92
*	Medifast Inc.	6,610	90
*	Olaplex Holdings Inc.	61,606	81
*	Hain Celestial Group Inc.	50,282	79
*,1	Beyond Meat Inc.	35,200	67
*	HF Foods Group Inc.	21,622	60
*	Lifeway Foods Inc.	2,100	58
*	Playboy Inc.	35,714	53
	Lifevantage Corp.	4,244	41
*	BRC Inc. Class A	25,375	40
*	PetMed Express Inc.	14,496	36
*	Veru Inc.	8,182	31
*	Zevia PBC Class A	10,776	29
	United-Guardian Inc.	2,129	17
			1,096,256
Energy (3.1%)
	Exxon Mobil Corp.	2,055,994	231,813
	Chevron Corp.	938,003	145,662
	ConocoPhillips	602,178	56,960
	Williams Cos. Inc.	588,917	37,308
	EOG Resources Inc.	262,878	29,474
	Marathon Petroleum Corp.	146,558	28,248
	Phillips 66	194,738	26,488
	Kinder Morgan Inc.	909,343	25,743
	Valero Energy Corp.	149,727	25,493
	Schlumberger NV	725,076	24,921
	Cheniere Energy Inc.	100,672	23,656
	Baker Hughes Co.	476,277	23,204
	ONEOK Inc.	303,526	22,148
	Targa Resources Corp.	103,931	17,413
	Occidental Petroleum Corp.	356,566	16,848
	EQT Corp.	301,515	16,411
	Diamondback Energy Inc.	90,601	12,965
	Expand Energy Corp.	109,056	11,586
*	First Solar Inc.	49,201	10,850
	Devon Energy Corp.	305,445	10,709
	Halliburton Co.	370,576	9,116
	Texas Pacific Land Corp.	9,435	8,809
	Coterra Energy Inc.	349,879	8,275
	TechnipFMC plc	198,492	7,831
	DTE Midstream LLC	49,095	5,551
*	NEXTracker Inc. Class A	67,924	5,026
	Ovintiv Inc. (XNYS)	123,158	4,973
*	Antero Resources Corp.	142,392	4,779
	Permian Resources Corp.	341,480	4,371
	APA Corp.	171,985	4,176
	Range Resources Corp.	110,045	4,142
	HF Sinclair Corp.	76,457	4,002
	Antero Midstream Corp.	161,192	3,134
	Viper Energy Inc. Class A	81,902	3,130

		Shares	Market Value ($000)
	Chord Energy Corp.	27,413	2,724
*	Centrus Energy Corp. Class A	8,015	2,485
	Matador Resources Co.	53,283	2,394
	NOV Inc.	177,676	2,354
	Weatherford International plc	34,405	2,354
*	Enphase Energy Inc.	60,939	2,157
	Archrock Inc.	79,574	2,094
*	CNX Resources Corp.	63,951	2,054
	Magnolia Oil & Gas Corp. Class A	83,504	1,993
	Core Natural Resources Inc.	23,467	1,959
	Murphy Oil Corp.	64,460	1,831
	California Resources Corp.	34,035	1,810
	Noble Corp. plc	60,753	1,718
	Warrior Met Coal Inc.	24,443	1,556
	Peabody Energy Corp.	55,557	1,473
	Civitas Resources Inc.	44,559	1,448
	SM Energy Co.	55,081	1,375
*	Transocean Ltd. (XNYS)	440,235	1,374
*	Gulfport Energy Corp.	7,353	1,331
*	Valaris Ltd.	27,018	1,318
	Cactus Inc. Class A	32,574	1,286
*,1	Plug Power Inc.	538,205	1,254
*	Oceaneering International Inc.	50,032	1,240
*	American Superconductor Corp.	20,292	1,205
	Kodiak Gas Services Inc.	30,787	1,138
	PBF Energy Inc. Class A	37,249	1,124
	Northern Oil & Gas Inc.	44,125	1,094
*	Tidewater Inc.	20,174	1,076
	Helmerich & Payne Inc.	44,150	975
	Liberty Energy Inc.	77,420	955
	Patterson-UTI Energy Inc.	182,837	947
	Kinetik Holdings Inc.	21,806	932
	Delek US Holdings Inc.	28,218	911
*	Par Pacific Holdings Inc.	24,475	867
*	Alpha Metallurgical Resources Inc.	5,181	850
*	Seadrill Ltd.	27,264	824
*	DNOW Inc.	52,131	795
	Solaris Energy Infrastructure Inc.	19,641	785
*	Calumet Inc.	41,593	759
	Crescent Energy Co. Class A	81,724	729
*	Comstock Resources Inc.	36,477	723
*	Ramaco Resources Inc. Class A	20,916	694
	World Kinect Corp.	26,044	676
*	Sable Offshore Corp.	36,639	640
*	Expro Group Holdings NV	53,684	638
*	Array Technologies Inc.	77,389	631
	Venture Global Inc. Class A	44,123	626
*	Shoals Technologies Group Inc. Class A	84,328	625
*	NextDecade Corp.	91,723	623
*	CVR Energy Inc.	15,631	570
*	MRC Global Inc.	36,442	525
	Select Water Solutions Inc.	47,971	513
*	Talos Energy Inc.	53,491	513
*	Helix Energy Solutions Group Inc.	74,337	488
*	Ameresco Inc. Class A	14,233	478
*	Bristow Group Inc.	12,836	463
*	NPK International Inc.	39,784	450
*	REX American Resources Corp.	14,528	445
*	Innovex International Inc.	23,485	435
	Atlas Energy Solutions Inc.	33,905	385
	SunCoke Energy Inc.	45,316	370
*	TETRA Technologies Inc.	64,162	369
*	Fluence Energy Inc.	32,108	347
	Vitesse Energy Inc.	14,700	341
*	Nabors Industries Ltd. (XNYS)	7,823	320
*	Hallador Energy Co.	16,060	314
*	EVgo Inc.	63,127	299
*	Vital Energy Inc.	16,466	278
*	Green Plains Inc.	30,019	264
	RPC Inc.	51,950	247

		Shares	Market Value ($000)
*,1	Gevo Inc.	115,366	226
*,1	Solid Power Inc.	65,146	226
	VAALCO Energy Inc.	55,242	222
*	ProPetro Holding Corp.	39,629	208
*	Matrix Service Co.	15,338	201
	Granite Ridge Resources Inc.	36,751	199
*,1	New Fortress Energy Inc.	89,528	198
*	Forum Energy Technologies Inc.	7,037	188
	Riley Exploration Permian Inc.	6,849	186
*	BKV Corp.	7,618	176
*	Oil States International Inc.	28,677	174
	SandRidge Energy Inc.	15,088	170
	Core Laboratories Inc.	13,767	170
	Natural Gas Services Group Inc.	5,648	158
*	T1 Energy Inc.	62,112	135
*	Amplify Energy Corp.	25,253	133
	Flowco Holdings Inc. Class A	8,951	133
	Berry Corp.	34,778	131
	Ranger Energy Services Inc. Class A	9,200	129
*	Summit Midstream Corp.	5,860	120
*,1	ChargePoint Holdings Inc.	10,902	119
*	American Resources Corp.	43,481	117
*	DMC Global Inc.	12,511	106
*	Ring Energy Inc.	93,437	102
	W&T Offshore Inc.	55,570	101
*	SEACOR Marine Holdings Inc.	15,015	97
[1]	HighPeak Energy Inc.	13,383	95
	Evolution Petroleum Corp.	19,157	92
*	Infinity Natural Resources Inc. Class A	6,867	90
	NACCO Industries Inc. Class A	1,970	83
*,1	FuelCell Energy Inc.	10,632	83
*,1	Stem Inc.	4,672	82
*	Flotek Industries Inc.	5,426	79
*,1	Complete Solaria Inc.	41,956	74
*	Montauk Renewables Inc.	36,146	73
	FutureFuel Corp.	17,913	70
*	Geospace Technologies Corp.	3,348	63
*	Aemetis Inc.	26,868	60
*	Tigo Energy Inc.	22,077	55
	Energy Services of America Corp.	4,900	51
*	Ocean Power Technologies Inc.	85,395	43
	Epsilon Energy Ltd.	8,163	41
*	OPAL Fuels Inc. Class A	16,129	35
*	Ideal Power Inc.	6,716	34
*	Empire Petroleum Corp.	6,370	29
*	WaterBridge Infrastructure LLC, Class A	1,123	28
	Smart Sand Inc.	3,519	8
*,2	Novusterra Inc.	2,222	—
			952,446
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	839,253	421,926
	JPMorgan Chase & Co.	1,326,107	418,294
	Bank of America Corp.	3,214,634	165,843
	Wells Fargo & Co.	1,544,707	129,477
	Goldman Sachs Group Inc.	145,995	116,263
	Morgan Stanley	577,480	91,796
	Citigroup Inc.	887,632	90,095
	Charles Schwab Corp.	831,704	79,403
	Blackrock Inc.	67,207	78,355
	S&P Global Inc.	150,717	73,355
	Progressive Corp.	282,684	69,809
	Blackstone Inc.	355,442	60,727
*	Robinhood Markets Inc. Class A	373,220	53,438
	Chubb Ltd.	182,694	51,565
	Marsh & McLennan Cos. Inc.	236,987	47,760
	CME Group Inc.	173,878	46,980
	Intercontinental Exchange Inc.	276,157	46,527
	KKR & Co. Inc.	322,217	41,872
	Arthur J Gallagher & Co.	123,679	38,308

		Shares	Market Value ($000)
	PNC Financial Services Group Inc.	189,504	38,077
	Bank of New York Mellon Corp.	340,006	37,047
	US Bancorp	748,705	36,185
	Aon plc Class A (XNYS)	98,922	35,274
*	Coinbase Global Inc. Class A	103,603	34,965
	Moody's Corp.	73,352	34,951
	Travelers Cos. Inc.	108,534	30,305
	Aflac Inc.	258,357	28,858
	Truist Financial Corp.	620,005	28,347
	Allstate Corp.	127,007	27,262
	Apollo Global Management Inc.	194,525	25,924
*	Berkshire Hathaway Inc. Class A	34	25,643
	MetLife Inc.	272,174	22,419
	Ameriprise Financial Inc.	45,432	22,318
	Nasdaq Inc.	249,075	22,031
	American International Group Inc.	266,889	20,961
	MSCI Inc.	35,413	20,094
	Hartford Insurance Group Inc.	135,287	18,046
	Prudential Financial Inc.	169,638	17,598
	Willis Towers Watson plc	47,134	16,282
	Ares Management Corp. Class A	98,907	15,814
	Arch Capital Group Ltd.	170,871	15,503
	State Street Corp.	130,300	15,116
	Raymond James Financial Inc.	86,749	14,973
	M&T Bank Corp.	75,556	14,931
*	SoFi Technologies Inc.	549,777	14,525
	Fifth Third Bancorp	319,819	14,248
	Interactive Brokers Group Inc. Class A	204,235	14,053
	Broadridge Financial Solutions Inc.	56,426	13,439
	LPL Financial Holdings Inc.	38,637	12,854
	Brown & Brown Inc.	135,512	12,710
	Cboe Global Markets Inc.	50,612	12,413
	Huntington Bancshares Inc.	705,331	12,181
	Cincinnati Financial Corp.	75,268	11,900
	Northern Trust Corp.	87,745	11,810
	Regions Financial Corp.	431,206	11,371
*	Markel Group Inc.	5,788	11,063
	T Rowe Price Group Inc.	106,009	10,881
	W R Berkley Corp.	137,386	10,527
	Citizens Financial Group Inc.	197,745	10,512
	KeyCorp	525,216	9,816
	Principal Financial Group Inc.	107,143	8,883
	Loews Corp.	79,173	7,948
	First Citizens BancShares Inc. Class A	4,321	7,731
	Carlyle Group Inc.	122,148	7,659
	Fidelity National Financial Inc.	124,529	7,533
	Equitable Holdings Inc.	144,646	7,345
	East West Bancorp Inc.	66,934	7,125
	Everest Group Ltd.	20,227	7,084
	Mr. Cooper Group Inc.	30,894	6,512
	Annaly Capital Management Inc.	309,730	6,260
	Tradeweb Markets Inc. Class A	55,914	6,205
	Reinsurance Group of America Inc.	31,751	6,100
	Unum Group	77,648	6,039
	Evercore Inc. Class A	17,644	5,952
	RenaissanceRe Holdings Ltd.	22,736	5,773
	First Horizon Corp.	245,665	5,554
	Houlihan Lokey Inc.	26,177	5,375
	Globe Life Inc.	37,191	5,317
	Stifel Financial Corp.	46,845	5,316
	Assurant Inc.	24,276	5,258
	FactSet Research Systems Inc.	18,236	5,224
	Ally Financial Inc.	133,251	5,223
	Blue Owl Capital Inc.	301,869	5,111
	AGNC Investment Corp.	506,636	4,960
	American Financial Group Inc.	33,933	4,945
	Invesco Ltd.	214,147	4,913
	Southstate Bank Corp.	48,983	4,843
	Webster Financial Corp.	80,199	4,767
	Jefferies Financial Group Inc.	70,442	4,608

		Shares	Market Value ($000)
	Old Republic International Corp.	107,416	4,562
	Kinsale Capital Group Inc.	10,721	4,559
	SEI Investments Co.	53,214	4,515
	Western Alliance Bancorp	50,555	4,384
	Primerica Inc.	15,615	4,335
	Corebridge Financial Inc.	133,739	4,286
	Wintrust Financial Corp.	32,318	4,280
	Comerica Inc.	62,118	4,256
	Zions Bancorp NA	71,242	4,031
	Popular Inc.	31,129	3,954
	UMB Financial Corp.	32,887	3,892
	Erie Indemnity Co. Class A	12,182	3,876
	Columbia Banking System Inc.	145,794	3,753
	Old National Bancorp	170,215	3,736
	Cullen / Frost Bankers Inc.	29,363	3,722
	Lincoln National Corp.	91,325	3,683
	Commerce Bancshares Inc.	60,861	3,637
	TPG Inc.	61,491	3,533
	Pinnacle Financial Partners Inc.	37,647	3,531
	Franklin Resources Inc.	150,083	3,471
	Voya Financial Inc.	46,169	3,453
	Axis Capital Holdings Ltd.	35,927	3,442
*,1	Circle Internet Group Inc.	25,703	3,408
	Jackson Financial Inc. Class A	33,363	3,377
	Cadence Bank	87,432	3,282
	Starwood Property Trust Inc.	167,634	3,247
	OneMain Holdings Inc.	57,133	3,226
	MGIC Investment Corp.	110,924	3,147
*	MARA Holdings Inc.	169,866	3,102
	Synovus Financial Corp.	63,030	3,094
	Affiliated Managers Group Inc.	12,949	3,087
*	Riot Platforms Inc.	157,672	3,001
	MarketAxess Holdings Inc.	17,209	2,999
	First American Financial Corp.	46,411	2,981
	Ryan Specialty Holdings Inc.	52,735	2,972
	FirstCash Holdings Inc.	18,374	2,911
	Rithm Capital Corp.	252,633	2,877
	Essent Group Ltd.	45,062	2,864
	Lazard Inc.	53,943	2,847
	Prosperity Bancshares Inc.	42,811	2,841
	FNB Corp.	176,144	2,838
	Morningstar Inc.	12,135	2,815
	Hanover Insurance Group Inc.	15,467	2,809
	Piper Sandler Cos.	8,053	2,794
	RLI Corp.	42,824	2,793
	Glacier Bancorp Inc.	56,559	2,753
	Bank OZK	52,718	2,688
*	Galaxy Digital Inc. Class A	78,847	2,666
	Janus Henderson Group plc	59,855	2,664
	SLM Corp.	94,761	2,623
	Hamilton Lane Inc. Class A	19,328	2,605
	Moelis & Co. Class A	35,279	2,516
*	Clearwater Analytics Holdings Inc. Class A	138,977	2,504
	United Bankshares Inc.	67,170	2,499
	Valley National Bancorp	232,427	2,464
	Home BancShares Inc.	85,961	2,433
	Selective Insurance Group Inc.	29,846	2,420
	Hancock Whitney Corp.	38,337	2,400
	Radian Group Inc.	66,232	2,399
	Atlantic Union Bankshares Corp.	67,900	2,396
[1]	Rocket Cos. Inc. Class A	117,635	2,280
	Ameris Bancorp	30,998	2,272
*	Axos Financial Inc.	25,707	2,176
*	StoneX Group Inc.	21,317	2,151
	StepStone Group Inc. Class A	31,798	2,077
	First Financial Bankshares Inc.	60,028	2,020
	White Mountains Insurance Group Ltd.	1,208	2,019
*	Upstart Holdings Inc.	39,499	2,007
	Associated Banc-Corp.	77,761	1,999
	PJT Partners Inc. Class A	11,039	1,962

		Shares	Market Value ($000)
*	Oscar Health Inc. Class A	101,913	1,929
*	Texas Capital Bancshares Inc.	22,530	1,904
	Flagstar Financial Inc.	164,515	1,900
	United Community Banks Inc.	59,612	1,869
	ServisFirst Bancshares Inc.	23,190	1,867
	Federated Hermes Inc.	35,587	1,848
	International Bancshares Corp.	26,518	1,823
	Assured Guaranty Ltd.	21,329	1,806
*	Genworth Financial Inc.	200,460	1,784
*	Lemonade Inc.	32,255	1,727
	CNO Financial Group Inc.	43,329	1,714
	PennyMac Financial Services Inc.	13,739	1,702
	First BanCorp (XNYS)	76,471	1,686
	Renasant Corp.	45,007	1,660
	BGC Group Inc. Class A	175,043	1,656
	Independent Bank Corp. (XNGS)	23,699	1,639
	Victory Capital Holdings Inc. Class A	25,089	1,625
	Eastern Bankshares Inc.	88,731	1,610
	Fulton Financial Corp.	86,030	1,603
*	Bancorp Inc.	20,912	1,566
	Cathay General Bancorp	30,984	1,488
	First Hawaiian Inc.	59,172	1,469
	Community Financial System Inc.	25,027	1,468
	Kemper Corp.	28,195	1,453
*	Brighthouse Financial Inc.	27,217	1,445
*	Palomar Holdings Inc.	12,231	1,428
	WSFS Financial Corp.	26,333	1,420
*	NMI Holdings Inc.	36,877	1,414
	Blackstone Mortgage Trust Inc. Class A	75,383	1,388
	Artisan Partners Asset Management Inc. Class A	31,525	1,368
	WesBanco Inc.	42,667	1,362
	BankUnited Inc.	35,197	1,343
	Virtu Financial Inc. Class A	37,633	1,336
	Simmons First National Corp. Class A	69,642	1,335
	Seacoast Banking Corp. of Florida	42,805	1,303
*	Enova International Inc.	11,268	1,297
	Walker & Dunlop Inc.	15,081	1,261
	First Interstate BancSystem Inc. Class A	39,313	1,253
	BOK Financial Corp.	11,128	1,240
	Bread Financial Holdings Inc.	21,957	1,225
	Bank of Hawaii Corp.	18,532	1,216
	Mercury General Corp.	13,815	1,171
	CVB Financial Corp.	61,826	1,169
	FB Financial Corp.	20,758	1,157
	Towne Bank	33,228	1,149
	WaFd Inc.	37,145	1,125
	Provident Financial Services Inc.	58,044	1,119
	Park National Corp.	6,746	1,096
*	Dave Inc.	5,495	1,095
	BancFirst Corp.	8,517	1,077
	First Financial Bancorp	42,435	1,071
[1]	Arbor Realty Trust Inc.	86,399	1,055
	Banc of California Inc.	63,272	1,047
	First Bancorp / Southern Pines NC	19,763	1,045
*	Credit Acceptance Corp.	2,198	1,026
	HCI Group Inc.	5,342	1,025
	Trustmark Corp.	25,293	1,002
*	Customers Bancorp Inc.	15,281	999
	Banner Corp.	15,174	994
	Stock Yards Bancorp Inc.	13,916	974
	First Merchants Corp.	25,721	970
	Berkshire Hills Bancorp Inc.	40,630	963
	NBT Bancorp Inc.	23,003	961
*	Baldwin Insurance Group Inc.	34,060	961
	OFG Bancorp	22,074	960
	Stewart Information Services Corp.	13,008	954
	Enterprise Financial Services Corp.	16,239	942
	Horace Mann Educators Corp.	20,476	925
	Cohen & Steers Inc.	14,090	924
	First Busey Corp.	38,870	900

		Shares	Market Value ($000)
	Pathward Financial Inc.	12,130	898
	Northwest Bancshares Inc.	72,405	897
*	SiriusPoint Ltd.	49,394	894
	Goosehead Insurance Inc. Class A	11,872	884
	Nelnet Inc. Class A	7,052	884
	WisdomTree Inc.	62,711	872
	First Commonwealth Financial Corp.	50,318	858
	City Holding Co.	6,824	845
*	Skyward Specialty Insurance Group Inc.	17,602	837
*	LendingClub Corp.	52,724	801
*	Porch Group Inc.	47,755	801
[1]	ARMOUR Residential REIT Inc.	53,617	801
	Veritex Holdings Inc.	23,861	800
	Dynex Capital Inc.	61,983	762
	Federal Agricultural Mortgage Corp. Class C	4,519	759
	Nicolet Bankshares Inc.	5,548	746
	Hilltop Holdings Inc.	21,535	720
*	Coastal Financial Corp.	6,607	715
	Lakeland Financial Corp.	10,997	706
*	Trupanion Inc.	16,307	706
	Stellar Bancorp Inc.	22,271	676
	National Bank Holdings Corp. Class A	17,274	667
	S&T Bancorp Inc.	17,198	646
	Dime Community Bancshares Inc.	21,420	639
	Acadian Asset Management Inc.	13,221	637
	Apollo Commercial Real Estate Finance Inc.	62,097	629
	QCR Holdings Inc.	8,115	614
	German American Bancorp Inc.	15,600	613
	Virtus Investment Partners Inc.	3,198	608
	Westamerica BanCorp	12,129	606
	ConnectOne Bancorp Inc.	23,907	593
	Live Oak Bancshares Inc.	16,802	592
	TriCo Bancshares	13,233	588
	Bank First Corp.	4,836	587
*	Triumph Financial Inc.	11,635	582
	Ellington Financial Inc.	44,686	580
	Hope Bancorp Inc.	53,722	579
	UWM Holdings Corp.	94,165	573
	Ladder Capital Corp.	51,960	567
	Enact Holdings Inc.	14,771	566
	Preferred Bank	6,213	562
	Perella Weinberg Partners	26,376	562
	PennyMac Mortgage Investment Trust	45,265	555
*	ProAssurance Corp.	22,960	551
	Employers Holdings Inc.	12,334	524
	Chimera Investment Corp.	39,322	520
	Safety Insurance Group Inc.	7,269	514
	Peoples Bancorp Inc.	17,101	513
	Two Harbors Investment Corp.	51,731	511
	Origin Bancorp Inc.	14,594	504
*	Root Inc. Class A	5,576	499
	OceanFirst Financial Corp.	27,990	492
	MFA Financial Inc.	53,362	490
	Orchid Island Capital Inc.	69,543	488
*	EZCorp. Inc. Class A	24,672	470
	Old Second Bancorp Inc.	26,365	456
	Franklin BSP Realty Trust Inc. REIT	41,277	448
	Community Trust Bancorp Inc.	7,925	443
	1st Source Corp.	7,173	442
	Southside Bancshares Inc.	15,205	430
	Tompkins Financial Corp.	6,489	430
	Univest Financial Corp.	14,261	428
	Burke & Herbert Financial Services Corp.	6,703	414
	First Mid Bancshares Inc.	10,772	408
	AMERISAFE Inc.	9,135	400
	Amerant Bancorp Inc.	20,589	397
*	Encore Capital Group Inc.	9,419	393
	Central Pacific Financial Corp.	12,750	387
	Cannae Holdings Inc.	20,978	384
	Oppenheimer Holdings Inc. Class A	5,190	384

		Shares	Market Value ($000)
	Navient Corp.	28,827	379
	Redwood Trust Inc.	64,066	371
	Capitol Federal Financial Inc.	57,622	366
	Metropolitan Bank Holding Corp.	4,862	364
	Hanmi Financial Corp.	14,544	359
	Horizon Bancorp Inc.	22,402	359
	Esquire Financial Holdings Inc.	3,468	354
	Business First Bancshares Inc.	14,852	351
	CNB Financial Corp.	14,475	350
*	LendingTree Inc.	5,385	349
	P10 Inc. Class A	32,062	349
	Heritage Financial Corp.	14,345	347
	Equity Bancshares Inc. Class A	8,344	340
	TFS Financial Corp.	25,840	340
	Mercantile Bank Corp.	7,523	339
	Universal Insurance Holdings Inc.	12,857	338
	Republic Bancorp Inc. Class A	4,620	334
	Byline Bancorp Inc.	12,017	333
	NB Bancorp Inc.	17,993	318
	F&G Annuities & Life Inc.	10,151	317
	Heritage Commerce Corp.	31,816	316
	Merchants Bancorp	9,921	315
	GCM Grosvenor Inc. Class A	25,919	313
	First Community Bankshares Inc.	8,936	311
	New York Mortgage Trust Inc.	44,643	311
*	Miami International Holdings Inc.	7,710	310
	Camden National Corp.	7,999	309
	Eagle Bancorp Inc.	15,264	309
*	PRA Group Inc.	20,015	309
	Mid Penn Bancorp Inc.	10,805	309
	HomeTrust Bancshares Inc.	7,328	300
	TPG RE Finance Trust Inc.	35,005	300
	Independent Bank Corp.	9,506	294
	Brightspire Capital Inc.	54,187	294
*	Heritage Insurance Holdings Inc.	11,317	285
	First Financial Corp.	4,982	281
	Ready Capital Corp.	72,683	281
	Orrstown Financial Services Inc.	8,239	280
	SmartFinancial Inc.	7,828	280
	Washington Trust Bancorp Inc.	9,683	280
*	Hippo Holdings Inc.	7,730	280
	South Plains Financial Inc.	7,160	277
	Financial Institutions Inc.	9,964	271
	TrustCo Bank Corp. NY	7,334	266
	Northeast Bank	2,638	264
	Great Southern Bancorp Inc.	4,245	260
	Northrim BanCorp Inc.	11,824	256
	United Fire Group Inc.	8,384	255
	Shore Bancshares Inc.	15,328	252
	Metrocity Bankshares Inc.	9,095	252
	Farmers National Banc Corp.	17,316	250
	HarborOne Bancorp Inc.	18,199	248
	Capital City Bank Group Inc.	5,914	247
	Five Star Bancorp	7,597	245
[1]	Hingham Institution for Savings	920	243
	Peoples Financial Services Corp.	5,004	243
	Alerus Financial Corp.	10,987	243
	Southern Missouri Bancorp Inc.	4,500	237
*	World Acceptance Corp.	1,397	236
	Bar Harbor Bankshares	7,699	235
*	Accelerant Holdings Class A	15,615	233
*	Columbia Financial Inc.	15,473	232
	Tiptree Inc.	11,967	229
	Arrow Financial Corp.	7,971	226
*	Carter Bankshares Inc.	11,652	226
*	Third Coast Bancshares Inc.	5,956	226
	Amalgamated Financial Corp.	8,257	224
	ACNB Corp.	5,026	221
	Peapack-Gladstone Financial Corp.	7,865	217
*	Bowhead Specialty Holdings Inc.	8,008	217

		Shares	Market Value ($000)
	ChoiceOne Financial Services Inc.	7,338	213
	Compass Diversified Holdings	32,208	213
	Claros Mortgage Trust Inc.	64,114	213
[1]	Invesco Mortgage Capital Inc. REIT	28,215	213
	First Bank	12,851	209
	Guaranty Bancshares Inc.	4,270	208
*	Slide Insurance Holdings Inc.	13,103	207
*	Better Home & Finance Holding Co.	3,620	203
	First Business Financial Services Inc.	3,930	201
	Midland States Bancorp Inc.	11,738	201
*	California BanCorp	12,064	201
	Northfield Bancorp Inc.	16,972	200
	Investors Title Co.	735	197
*,1	Bakkt Holdings Inc.	5,852	197
*	Firstsun Capital Bancorp	5,074	197
*	Hagerty Inc. Class A	16,280	196
*	First Foundation Inc.	34,984	195
*	Bridgewater Bancshares Inc.	10,937	193
	Unity Bancorp Inc.	3,940	193
*	TWFG Inc.	6,990	192
	Kearny Financial Corp.	28,755	189
	Community West Bancshares	9,076	189
	Northpointe Bancshares Inc.	11,045	189
*	GBank Financial Holdings Inc.	4,772	187
	Home Bancorp Inc.	3,408	185
	Diamond Hill Investment Group Inc.	1,299	182
	BayCom Corp.	6,051	174
	RBB Bancorp	9,289	174
	Flushing Financial Corp.	12,507	173
	Sierra Bancorp	5,990	173
	Civista Bancshares Inc.	8,477	172
*	Southern First Bancshares Inc.	3,887	172
*,1	Gemini Space Station Inc. Class A	7,089	170
	KKR Real Estate Finance Trust Inc.	18,779	169
	MidWestOne Financial Group Inc.	5,979	169
	NewtekOne Inc.	14,730	169
*	Greenlight Capital Re Ltd. Class A	13,258	168
*	Ambac Financial Group Inc.	19,910	166
	Bank of Marin Bancorp	6,834	166
	HBT Financial Inc.	6,542	165
	MVB Financial Corp.	6,548	164
	West BanCorp. Inc.	8,088	164
*	Abacus Global Management Inc.	28,113	161
	Capital Bancorp Inc.	4,980	159
	Red River Bancshares Inc.	2,422	157
	OppFi Inc.	13,690	155
	Waterstone Financial Inc.	9,882	154
	Donegal Group Inc. Class A	7,832	152
	Regional Management Corp.	3,824	149
	John Marshall Bancorp Inc.	7,315	145
	Northeast Community Bancorp Inc.	6,988	144
*	Sui Group Holdings Ltd.	37,008	143
	First United Corp.	3,875	142
	PCB Bancorp	6,736	141
*	Avidia Bancorp Inc.	9,415	141
	Farmers & Merchants Bancorp Inc.	5,498	138
*	Ponce Financial Group Inc.	9,403	138
	Citizens & Northern Corp.	6,877	136
	First Bancorp Inc. (XNGS)	5,127	135
*	Selectquote Inc.	68,168	134
	Ares Commercial Real Estate Corp.	29,199	132
	USCB Financial Holdings Inc.	7,475	130
	Bankwell Financial Group Inc.	2,912	129
	Middlefield Banc Corp.	4,286	129
*	MBIA Inc.	17,164	128
	Citizens Financial Services Inc.	2,127	128
	Crawford & Co. Class A	11,882	127
	Parke Bancorp Inc.	5,753	124
	Timberland Bancorp Inc.	3,725	124
*	Onity Group Inc.	3,091	124

		Shares	Market Value ($000)
*	Blue Ridge Bankshares Inc.	29,326	124
	Colony Bankcorp Inc.	7,126	121
	Guild Holdings Co. Class A	6,055	121
	FS Bancorp Inc.	2,949	118
	Oak Valley Bancorp	4,143	117
	Orange County Bancorp Inc.	4,486	113
	Plumas Bancorp	2,602	112
*	Finwise Bancorp	5,778	112
	Chicago Atlantic Real Estate Finance Inc.	8,780	112
	First Community Corp.	3,948	111
	American Coastal Insurance Corp.	9,760	111
*	loanDepot Inc. Class A	36,283	111
*	FB Bancorp Inc.	8,964	108
	LCNB Corp.	7,096	106
	Linkbancorp Inc.	14,837	106
	Jefferson Capital Inc.	6,150	106
	James River Group Holdings Ltd.	18,918	105
*,1	Citizens Inc.	19,872	104
*	Oportun Financial Corp.	16,741	103
	Kingstone Cos. Inc.	6,971	102
	Eagle Financial Services Inc.	2,703	102
	BCB Bancorp Inc.	11,587	101
*	Mechanics Bancorp Class A	7,589	101
	Granite Point Mortgage Trust Inc.	33,445	100
*	Security National Financial Corp. Class A	11,504	100
	AG Mortgage Investment Trust Inc.	13,847	100
	FVCBankcorp Inc.	7,664	99
	National Bankshares Inc.	3,377	99
	BankFinancial Corp.	8,150	98
*	First Western Financial Inc.	4,255	98
	Citizens Community Bancorp Inc.	6,098	98
	NexPoint Diversified Real Estate Trust	26,670	98
	Western New England Bancorp Inc.	8,081	97
	Franklin Financial Services Corp.	2,111	97
	First National Corp.	4,292	97
	MainStreet Bancshares Inc.	4,610	96
	Bank7 Corp.	2,077	96
	Primis Financial Corp.	9,149	96
	Angel Oak Mortgage REIT Inc.	10,246	96
*	Kingsway Financial Services Inc.	6,539	96
	Greene County Bancorp Inc.	4,186	95
*,1	DeFi Development Corp.	6,209	95
*	Open Lending Corp.	44,641	94
*	Provident Bancorp Inc.	7,482	94
*	American Integrity Insurance Group Inc.	4,200	94
*	Velocity Financial Inc.	5,063	92
	Sunrise Realty Trust Inc.	8,873	92
*	Finance Of America Cos. Inc. Class A	4,114	92
*	Innventure Inc.	15,949	92
	Fidelity D&D Bancorp Inc.	2,076	91
	C&F Financial Corp.	1,327	89
	First Savings Financial Group Inc.	2,763	87
	Ames National Corp.	4,288	87
	CB Financial Services Inc.	2,513	83
	Investar Holding Corp.	3,595	83
	Chemung Financial Corp.	1,559	82
	Hawthorn Bancshares Inc.	2,619	81
	Seven Hills Realty Trust	7,894	81
	Medallion Financial Corp.	7,935	80
	Meridian Corp.	4,988	79
	First Internet Bancorp	3,460	78
*	Grabagun Digital Holdings Inc.	16,639	78
	Westwood Holdings Group Inc.	4,638	76
	OP Bancorp	5,487	76
	Nexpoint Real Estate Finance Inc.	5,255	75
*	Forge Global Holdings Inc.	4,466	75
	Landmark Bancorp Inc.	2,757	74
*	ACRES Commercial Realty Corp.	3,409	72
*	Pioneer Bancorp Inc.	5,447	71
	Silvercrest Asset Management Group Inc. Class A	4,417	70

		Shares	Market Value ($000)
*	BV Financial Inc.	4,320	70
	Eagle Bancorp Montana Inc.	3,864	67
*	Blue Foundry Bancorp	7,049	64
*	AlTi Global Inc.	18,087	64
*,1	B Riley Financial Inc.	10,511	63
	Princeton Bancorp Inc.	1,948	62
*	Kestrel Group Ltd.	2,259	62
*	Ategrity Specialty Holdings LLC	3,132	62
*	Fold Holdings Inc.	15,733	61
	Isabella Bank Corp.	1,701	60
	United Security Bancshares	6,311	59
*	Fifth District Bancorp Inc.	4,163	58
*	eHealth Inc.	13,185	57
*	NI Holdings Inc.	4,121	56
*	Exodus Movement Inc. Class A	1,963	55
*	Central Plains Bancshares Inc.	3,365	55
	Provident Financial Holdings Inc.	3,436	54
	IF Bancorp Inc.	2,033	53
	Peoples Bancorp of North Carolina Inc.	1,672	51
	First US Bancshares Inc.	3,994	49
*	NSTS Bancorp Inc.	4,078	48
	Hanover Bancorp Inc.	2,042	46
	Norwood Financial Corp.	1,748	44
	Advanced Flower Capital Inc.	11,453	44
	Ohio Valley Banc Corp.	1,133	42
*	Heritage Global Inc.	24,876	41
	Affinity Bancshares Inc.	2,084	41
	Manhattan Bridge Capital Inc.	6,830	38
	First Guaranty Bancshares Inc.	4,672	37
	Hennessy Advisors Inc.	3,282	35
	SB Financial Group Inc.	1,815	35
*	Chime Financial Inc. Class A	1,694	34
	Virginia National Bankshares Corp.	861	33
*	Bitcoin Depot Inc.	8,926	30
*	Consumer Portfolio Services Inc.	3,484	26
*	Broadway Financial Corp.	3,045	22
*	First Seacoast Bancorp Inc.	1,177	14
*	Avidbank Holdings Inc.	323	8
	Richmond Mutual BanCorp. Inc.	373	5
*	Great Elm Group Inc.	1,662	4
*,2	Sterling Bancorp Inc.	15,111	—
			3,501,922
Health Care (8.9%)
	Eli Lilly & Co.	410,776	313,422
	Johnson & Johnson	1,161,239	215,317
	AbbVie Inc.	851,829	197,232
	UnitedHealth Group Inc.	436,737	150,805
	Abbott Laboratories	839,176	112,399
	Merck & Co. Inc.	1,204,008	101,052
	Thermo Fisher Scientific Inc.	181,986	88,267
*	Intuitive Surgical Inc.	172,835	77,297
	Amgen Inc.	259,528	73,239
	Pfizer Inc.	2,738,877	69,787
*	Boston Scientific Corp.	714,379	69,745
	Gilead Sciences Inc.	598,124	66,392
	Danaher Corp.	310,477	61,555
	Stryker Corp.	165,833	61,303
	Medtronic plc	618,201	58,877
*	Vertex Pharmaceuticals Inc.	123,574	48,397
	Bristol-Myers Squibb Co.	982,255	44,300
	Cigna Group	128,636	37,079
	Elevance Health Inc.	108,726	35,132
	HCA Healthcare Inc.	78,947	33,647
*	Alnylam Pharmaceuticals Inc.	63,325	28,876
	Zoetis Inc.	192,245	28,129
	Regeneron Pharmaceuticals Inc.	47,767	26,858
	Becton Dickinson & Co.	138,050	25,839
*	IDEXX Laboratories Inc.	38,539	24,622
*	Edwards Lifesciences Corp.	283,319	22,034

		Shares	Market Value ($000)
*	Veeva Systems Inc. Class A	70,952	21,137
	ResMed Inc.	70,593	19,323
	Cardinal Health Inc.	114,822	18,022
	Agilent Technologies Inc.	136,920	17,574
	GE HealthCare Technologies Inc.	209,088	15,703
	Humana Inc.	57,950	15,077
*	IQVIA Holdings Inc.	77,890	14,794
*	Insmed Inc.	102,077	14,700
*	Dexcom Inc.	189,387	12,744
	STERIS plc	47,350	11,716
	Labcorp Holdings Inc.	40,114	11,515
*	Insulet Corp.	33,965	10,486
	Quest Diagnostics Inc.	53,969	10,285
*	Natera Inc.	62,727	10,097
*	Biogen Inc.	70,481	9,873
	Zimmer Biomet Holdings Inc.	95,720	9,428
*	United Therapeutics Corp.	21,795	9,137
	West Pharmaceutical Services Inc.	34,695	9,102
*	Tenet Healthcare Corp.	42,693	8,668
*	Waters Corp.	28,690	8,602
*	Centene Corp.	236,395	8,435
*	Hologic Inc.	107,226	7,237
*	Incyte Corp.	79,810	6,769
*	Neurocrine Biosciences Inc.	47,810	6,712
*	Illumina Inc.	70,402	6,686
*	Cooper Cos. Inc.	96,429	6,611
	Encompass Health Corp.	48,634	6,177
	Baxter International Inc.	247,305	5,631
*	Medpace Holdings Inc.	10,832	5,569
	Viatris Inc.	558,095	5,525
	Universal Health Services Inc. Class B	25,690	5,252
*	Solventum Corp.	70,886	5,175
*	Exelixis Inc.	122,947	5,078
*	Hims & Hers Health Inc.	89,386	5,070
*	Exact Sciences Corp.	91,964	5,031
*	Molina Healthcare Inc.	26,079	4,990
*	BioMarin Pharmaceutical Inc.	92,071	4,987
	Revvity Inc.	55,592	4,873
*	Elanco Animal Health Inc. (XNYS)	239,744	4,828
	Ensign Group Inc.	27,705	4,787
*	Ionis Pharmaceuticals Inc.	72,862	4,767
*	Penumbra Inc.	17,807	4,511
*	Moderna Inc.	170,110	4,394
*	Bridgebio Pharma Inc.	83,225	4,323
*	Doximity Inc. Class A	58,603	4,287
	Bio-Techne Corp.	74,549	4,147
*	Align Technology Inc.	33,016	4,134
*	Halozyme Therapeutics Inc.	56,280	4,128
*	Avantor Inc.	328,394	4,098
*	HealthEquity Inc.	41,775	3,959
*,1	Tempus AI Inc.	48,848	3,943
*	Madrigal Pharmaceuticals Inc.	8,595	3,942
*	Revolution Medicines Inc.	80,622	3,765
*	Charles River Laboratories International Inc.	23,792	3,722
*	Masimo Corp.	24,841	3,665
*	Jazz Pharmaceuticals plc	27,457	3,619
*	Guardant Health Inc.	56,998	3,561
*	Corcept Therapeutics Inc.	42,823	3,559
*	Repligen Corp.	25,898	3,462
*	Henry Schein Inc.	49,486	3,284
*	Rhythm Pharmaceuticals Inc.	32,068	3,239
*	Cytokinetics Inc.	57,958	3,185
	Chemed Corp.	6,984	3,127
*	Globus Medical Inc. Class A	54,376	3,114
*	Roivant Sciences Ltd.	194,283	2,939
*	Avidity Biosciences Inc.	65,907	2,872
*	iRhythm Technologies Inc.	15,616	2,686
	Teleflex Inc.	21,593	2,642
*	RadNet Inc.	33,339	2,541
*	TG Therapeutics Inc.	70,012	2,529

		Shares	Market Value ($000)
*	Bio-Rad Laboratories Inc. Class A	8,926	2,503
*	Axsome Therapeutics Inc.	20,361	2,473
*	Alkermes plc	81,362	2,441
*	Merit Medical Systems Inc.	28,847	2,401
*	PTC Therapeutics Inc.	38,646	2,372
*	DaVita Inc.	17,298	2,298
*	Vaxcyte Inc.	63,281	2,279
*	Option Care Health Inc.	78,617	2,182
*	Arrowhead Pharmaceuticals Inc.	62,919	2,170
*	Krystal Biotech Inc.	12,248	2,162
*	Arcellx Inc.	26,181	2,149
*	Glaukos Corp.	26,244	2,140
*	Waystar Holding Corp.	54,694	2,074
*	Protagonist Therapeutics Inc.	29,946	1,989
*	Nuvalent Inc. Class A	22,074	1,909
*	Crinetics Pharmaceuticals Inc.	45,610	1,900
*	Akero Therapeutics Inc.	37,642	1,787
*	Integer Holdings Corp.	17,244	1,782
*	TransMedics Group Inc.	15,796	1,772
	Bruker Corp.	52,352	1,701
*	Lantheus Holdings Inc.	32,198	1,651
*	ADMA Biologics Inc.	110,603	1,621
*	Ligand Pharmaceuticals Inc.	9,139	1,619
*	Envista Holdings Corp.	78,312	1,595
*,1	Metsera Inc.	30,292	1,585
*	Kymera Therapeutics Inc.	27,713	1,569
*	Soleno Therapeutics Inc.	22,938	1,551
*	Mirum Pharmaceuticals Inc.	20,922	1,534
*	Prestige Consumer Healthcare Inc.	24,286	1,515
*	Scholar Rock Holding Corp.	40,220	1,498
	Perrigo Co. plc	65,765	1,465
*	BrightSpring Health Services Inc.	47,573	1,406
	Organon & Co.	128,032	1,367
*	Ultragenyx Pharmaceutical Inc.	45,428	1,366
*	ICU Medical Inc.	11,327	1,359
*	Viking Therapeutics Inc.	51,433	1,352
*	CG oncology Inc.	33,340	1,343
*	Privia Health Group Inc.	53,416	1,330
*	ACADIA Pharmaceuticals Inc.	62,200	1,327
*	Warby Parker Inc. Class A	46,729	1,289
*	Veracyte Inc.	37,196	1,277
*	Supernus Pharmaceuticals Inc.	26,532	1,268
*	Sotera Health Co.	80,167	1,261
	Concentra Group Holdings Parent Inc.	58,768	1,230
*	Amicus Therapeutics Inc.	152,725	1,203
*	Alignment Healthcare Inc.	68,729	1,199
*	Apellis Pharmaceuticals Inc.	52,614	1,191
	DENTSPLY SIRONA Inc.	93,840	1,191
*	Agios Pharmaceuticals Inc.	29,260	1,174
*	Haemonetics Corp.	23,440	1,142
*	Catalyst Pharmaceuticals Inc.	56,623	1,115
*	Tarsus Pharmaceuticals Inc.	18,696	1,111
*,1	Summit Therapeutics Inc. (XNMS)	53,512	1,106
*	Cidara Therapeutics Inc.	11,526	1,104
*	89bio Inc.	75,064	1,103
	Premier Inc. Class A	39,429	1,096
*	Inspire Medical Systems Inc.	14,542	1,079
*	Ideaya Biosciences Inc.	38,800	1,056
*	Travere Therapeutics Inc.	43,796	1,047
*	Beam Therapeutics Inc.	42,968	1,043
*	Acadia Healthcare Co. Inc.	41,967	1,039
*	Addus HomeCare Corp.	8,789	1,037
*	Adaptive Biotechnologies Corp.	69,224	1,036
*	CorVel Corp.	13,213	1,023
*	Arcutis Biotherapeutics Inc.	52,760	995
*	GeneDx Holdings Corp.	9,157	987
*	Ocular Therapeutix Inc.	83,243	973
*	Brookdale Senior Living Inc.	114,357	969
*	Cogent Biosciences Inc.	67,243	966
*	Celcuity Inc.	19,239	950

		Shares	Market Value ($000)
*	Mineralys Therapeutics Inc.	25,033	949
*	PROCEPT BioRobotics Corp.	26,345	940
*	Intellia Therapeutics Inc.	53,861	930
*,1	Recursion Pharmaceuticals Inc. Class A	190,217	928
*	Artivion Inc.	21,751	921
*	QuidelOrtho Corp.	31,100	916
*	Sarepta Therapeutics Inc.	46,211	890
	LeMaitre Vascular Inc.	10,107	884
*	Celldex Therapeutics Inc.	34,015	880
*,1	GRAIL Inc.	14,708	870
*	Denali Therapeutics Inc.	58,059	843
*	Progyny Inc.	38,692	833
*	Twist Bioscience Corp.	29,165	821
*	AtriCure Inc.	23,192	818
*	Alphatec Holdings Inc.	55,090	801
*	BioCryst Pharmaceuticals Inc.	105,515	801
*	Dyne Therapeutics Inc.	62,909	796
*	ANI Pharmaceuticals Inc.	8,643	792
*	Vericel Corp.	25,129	791
*	Amneal Pharmaceuticals Inc.	78,788	789
*	Enovis Corp.	26,001	789
*	Viridian Therapeutics Inc.	36,351	784
*	Apogee Therapeutics Inc.	19,652	781
*	Surgery Partners Inc.	35,825	775
*	Kiniksa Pharmaceuticals International plc	19,703	765
*	MannKind Corp.	139,991	752
*	Disc Medicine Inc.	11,180	739
*	Harrow Inc.	15,007	723
*	UFP Technologies Inc.	3,618	722
	CONMED Corp.	15,255	717
*	Edgewise Therapeutics Inc.	44,215	717
*	Liquidia Corp.	31,370	713
*	Vera Therapeutics Inc.	24,073	700
*	Teladoc Health Inc.	90,426	699
*	Avadel Pharmaceuticals plc	45,222	691
*	Pediatrix Medical Group Inc.	41,009	687
*	Novocure Ltd.	53,004	685
*	Phreesia Inc.	29,057	683
*	Novavax Inc.	78,182	678
	National HealthCare Corp.	5,530	672
*	Harmony Biosciences Holdings Inc.	24,187	667
*	Amylyx Pharmaceuticals Inc.	48,756	663
*	Certara Inc.	54,048	660
*	Syndax Pharmaceuticals Inc.	41,926	645
*	10X Genomics Inc. Class A	54,820	641
*	Ardelyx Inc.	115,915	639
*	Healthcare Services Group Inc.	37,728	635
*	Astrana Health Inc.	22,069	626
*	Neogen Corp.	107,022	611
*	Omnicell Inc.	19,760	602
	Select Medical Holdings Corp.	46,733	600
	US Physical Therapy Inc.	7,028	597
*	BioLife Solutions Inc.	23,367	596
*	Dynavax Technologies Corp.	60,015	596
*	Dianthus Therapeutics Inc.	14,968	589
*	Clover Health Investments Corp.	190,857	584
*	Stoke Therapeutics Inc.	24,748	582
*	Tourmaline Bio Inc.	12,005	574
*	Pacira BioSciences Inc.	22,147	571
*	Praxis Precision Medicines Inc.	10,618	563
*	Immunovant Inc.	34,837	562
*	Azenta Inc.	19,451	559
*	Innoviva Inc.	30,424	555
*	Xeris Biopharma Holdings Inc.	67,667	551
*	Collegium Pharmaceutical Inc.	15,054	527
*	LENZ Therapeutics Inc.	10,957	510
*	Integra LifeSciences Holdings Corp.	34,994	501
*	Nuvation Bio Inc.	133,928	496
*	NeoGenomics Inc.	64,055	495
*	EyePoint Pharmaceuticals Inc.	34,755	495

		Shares	Market Value ($000)
*	Janux Therapeutics Inc.	19,933	487
*	Amphastar Pharmaceuticals Inc.	18,233	486
*	STAAR Surgical Co.	18,004	484
*	Trevi Therapeutics Inc.	52,604	481
*	Zymeworks Inc.	28,133	481
*	Nektar Therapeutics	8,445	481
*	Upstream Bio Inc.	25,291	476
*	Evolent Health Inc. Class A	56,193	475
*	Arcus Biosciences Inc.	34,316	467
*	ORIC Pharmaceuticals Inc.	38,766	465
*	AdaptHealth Corp.	51,491	461
*	Spyre Therapeutics Inc.	27,480	461
*	Enliven Therapeutics Inc.	21,923	449
*	Rapport Therapeutics Inc.	14,475	430
	Embecta Corp.	29,978	423
*	Relay Therapeutics Inc.	80,587	421
*	Kura Oncology Inc.	47,431	420
*	Immunome Inc.	35,799	419
*	Xencor Inc.	35,566	417
	Phibro Animal Health Corp. Class A	10,146	411
*	Geron Corp. (XNGS)	299,053	410
*	Tandem Diabetes Care Inc.	33,106	402
*	Tango Therapeutics Inc.	46,993	395
*	Rezolute Inc.	41,867	394
*	Pennant Group Inc.	15,495	391
*	Fortrea Holdings Inc.	46,209	389
*	AMN Healthcare Services Inc.	20,040	388
*	CareDx Inc.	26,622	387
*	MiMedx Group Inc.	53,585	374
*	Beta Bionics Inc.	18,709	372
*	Arbutus Biopharma Corp.	81,729	371
*	Axogen Inc.	20,450	365
*	Taysha Gene Therapies Inc.	108,248	354
*	LifeStance Health Group Inc.	63,997	352
*	Nurix Therapeutics Inc.	37,593	347
*,1	Anavex Life Sciences Corp.	38,660	344
	HealthStream Inc.	12,167	344
*	Hinge Health Inc. Class A	6,929	340
*	CorMedix Inc.	28,977	337
*	Bicara Therapeutics Inc.	21,314	337
*,1	ImmunityBio Inc.	135,843	334
*	Iovance Biotherapeutics Inc.	153,402	333
*	Akebia Therapeutics Inc.	120,577	329
*	Myriad Genetics Inc.	45,230	327
*	Aquestive Therapeutics Inc.	58,002	324
*	Maze Therapeutics Inc.	12,484	324
*,1	Oruka Therapeutics Inc.	16,787	323
*	Niagen Bioscience Inc.	34,312	320
*,1	Sionna Therapeutics Inc.	10,759	316
*	AnaptysBio Inc.	10,186	312
*,1	Ginkgo Bioworks Holdings Inc.	21,342	311
*,1	Phathom Pharmaceuticals Inc.	26,349	310
*	Theravance Biopharma Inc.	21,171	309
*	Orthofix Medical Inc.	20,959	307
*	SI-BONE Inc.	20,800	306
*	OPKO Health Inc.	190,508	295
*	Savara Inc.	81,728	292
*	Olema Pharmaceuticals Inc.	29,559	289
*	Septerna Inc.	15,181	286
*	Esperion Therapeutics Inc.	106,732	283
*	KalVista Pharmaceuticals Inc.	23,274	283
*	Castle Biosciences Inc.	12,416	283
*	Arvinas Inc.	33,074	282
	iRadimed Corp.	3,935	280
*	Vir Biotechnology Inc.	48,814	279
*	ARS Pharmaceuticals Inc.	27,743	279
*	PACS Group Inc.	20,214	278
*	Day One Biopharmaceuticals Inc.	39,181	276
*	Zenas Biopharma Inc.	12,398	275
*,1	Sana Biotechnology Inc.	76,238	271

		Shares	Market Value ($000)
*	ArriVent Biopharma Inc.	14,701	271
*	Precigen Inc.	81,031	267
*	HeartFlow Inc.	7,888	266
*	Zevra Therapeutics Inc.	27,856	265
*	Kodiak Sciences Inc.	16,035	262
*	ClearPoint Neuro Inc.	11,953	260
*	Keros Therapeutics Inc.	16,370	259
*	Terns Pharmaceuticals Inc.	34,374	258
*	CytomX Therapeutics Inc.	80,384	256
*	Palvella Therapeutics Inc.	4,069	255
*	XOMA Royalty Corp.	6,600	254
*,1	Prime Medicine Inc.	45,859	254
*	MBX Biosciences Inc.	14,517	254
*	Fulcrum Therapeutics Inc.	27,172	250
*	Fulgent Genetics Inc.	10,947	247
*	Zimvie Inc.	13,001	246
*	Verastem Inc.	27,768	245
*	Emergent BioSolutions Inc.	27,655	244
*	Gossamer Bio Inc.	91,313	240
*,1	Ocugen Inc.	146,991	240
*	Claritev Corp.	4,528	240
*	Erasca Inc.	109,544	239
*	4D Molecular Therapeutics Inc.	27,349	238
*	Avanos Medical Inc.	20,480	237
*	Aveanna Healthcare Holdings Inc.	26,694	237
*	Varex Imaging Corp.	19,020	236
*	AngioDynamics Inc.	20,983	234
*	RAPT Therapeutics Inc.	8,925	230
*	Community Health Systems Inc.	71,476	229
*	Tyra Biosciences Inc.	16,013	224
*	Rigel Pharmaceuticals Inc.	7,705	218
*	Eton Pharmaceuticals Inc.	10,002	217
*	Corvus Pharmaceuticals Inc.	29,109	215
*	REGENXBIO Inc.	22,034	213
*	Monte Rosa Therapeutics Inc.	27,915	207
*	Standard BioTools Inc.	158,162	206
	SIGA Technologies Inc.	22,419	205
*	Solid Biosciences Inc.	33,064	204
*	Enhabit Inc.	25,398	203
*,1	Absci Corp.	65,722	200
*	Arcturus Therapeutics Holdings Inc.	10,819	199
*	Astria Therapeutics Inc.	26,798	195
*	Compass Therapeutics Inc.	55,639	195
*	Cytek Biosciences Inc.	54,376	189
*	Cullinan Therapeutics Inc.	31,463	187
*	Inhibrx Biosciences Inc.	5,545	187
*,1	Semler Scientific Inc.	6,215	186
*	Editas Medicine Inc.	53,210	185
*	Surmodics Inc.	6,176	185
*,1	Pacific Biosciences of California Inc.	142,299	182
*	Evolus Inc.	28,763	177
*	Personalis Inc.	27,200	177
*	GoodRx Holdings Inc. Class A	41,857	177
*	Cerus Corp.	108,919	173
*	Aura Biosciences Inc.	28,045	173
*	Maravai LifeSciences Holdings Inc. Class A	60,043	172
*	Delcath Systems Inc.	15,711	169
*	RxSight Inc.	18,428	166
*	Senseonics Holdings Inc.	378,986	165
*,1	Nutex Health Inc.	1,584	164
*	Owens & Minor Inc.	33,851	162
*	Korro Bio Inc.	3,358	161
*	OrthoPediatrics Corp.	8,645	160
*	Pulse Biosciences Inc.	8,976	159
*	agilon health Inc.	154,412	159
*	Kestra Medical Technologies Ltd.	6,705	159
*,1	SANUWAVE Health Inc.	4,232	159
*	Lineage Cell Therapeutics Inc.	93,589	158
*	Ceribell Inc.	13,526	155
*	Alumis Inc.	38,547	154

		Shares	Market Value ($000)
*	Ardent Health Inc.	11,574	153
*,1	Tvardi Therapeutics Inc.	3,933	153
*	TruBridge Inc.	7,530	152
*	Voyager Therapeutics Inc.	32,198	150
*	Butterfly Network Inc.	76,706	148
*	Immuneering Corp. Class A	20,937	147
*	Tactile Systems Technology Inc.	10,582	146
*	Caribou Biosciences Inc.	62,161	145
[1]	Jade Biosciences Inc.	16,788	145
*	Talkspace Inc.	52,041	144
*,1	Altimmune Inc.	37,918	143
*	Treace Medical Concepts Inc.	21,239	143
*	Alector Inc.	47,602	141
*	Abeona Therapeutics Inc.	26,710	141
*	Enanta Pharmaceuticals Inc.	11,703	140
*	Annexon Inc.	44,785	137
*	NeuroPace Inc.	13,081	135
*	Ventyx Biosciences Inc.	43,478	135
*	Contineum Therapeutics Inc. Class A	11,287	133
*	Organogenesis Holdings Inc.	31,293	132
*,1	Capricor Therapeutics Inc.	17,890	129
*	Lexeo Therapeutics Inc.	19,418	129
*	OptimizeRx Corp.	6,262	128
*	Kyverna Therapeutics Inc.	21,322	128
*	Monopar Therapeutics Inc.	1,551	127
*	Outset Medical Inc.	8,744	123
*	Cabaletta Bio Inc.	51,544	121
*	Puma Biotechnology Inc.	22,371	119
*	Rocket Pharmaceuticals Inc.	36,646	119
*	Avalo Therapeutics Inc.	9,385	119
*	Black Diamond Therapeutics Inc.	30,769	117
*	Lifecore Biomedical Inc.	15,740	116
*	Replimune Group Inc.	27,666	116
*	Quanterix Corp.	21,088	115
*	Inogen Inc.	13,936	114
*	Omeros Corp.	27,693	114
*	Omada Health Inc.	5,163	114
*	InfuSystem Holdings Inc.	10,917	113
*	Neumora Therapeutics Inc.	61,728	112
*	Vanda Pharmaceuticals Inc.	22,173	111
*	LifeMD Inc.	16,333	111
*	Sonida Senior Living Inc.	4,000	111
*	Aldeyra Therapeutics Inc.	21,148	110
*	Coherus Oncology Inc.	67,253	110
	National Research Corp.	8,636	110
*	Stereotaxis Inc.	34,931	109
*	Exagen Inc.	9,919	109
*	MaxCyte Inc.	68,966	109
*	Design Therapeutics Inc.	14,493	109
*	Anika Therapeutics Inc.	11,534	108
*	Health Catalyst Inc.	37,139	106
*	Benitec Biopharma Inc.	7,539	106
*	Oncology Institute Inc.	29,947	105
*	Vistagen Therapeutics Inc.	29,499	105
*,1	Galectin Therapeutics Inc.	24,567	104
*	Electromed Inc.	4,188	103
*	Entrada Therapeutics Inc.	17,787	103
*	Lexicon Pharmaceuticals Inc.	75,792	102
*	Achieve Life Sciences Inc.	32,468	102
*	Heron Therapeutics Inc.	80,344	101
	Utah Medical Products Inc.	1,605	101
*	scPharmaceuticals Inc.	17,762	101
*	Tonix Pharmaceuticals Holding Corp.	4,160	101
*	Lyell Immunopharma Inc.	6,245	101
*	Codexis Inc.	41,152	100
*,1	Humacyte Inc.	57,747	100
*	Sight Sciences Inc.	28,902	99
*	Definitive Healthcare Corp.	24,096	98
*	Sagimet Biosciences Inc. Class A	14,259	98
*	Inovio Pharmaceuticals Inc.	42,017	98

		Shares	Market Value ($000)
*	Perspective Therapeutics Inc.	28,575	98
*	OraSure Technologies Inc.	30,211	97
*	Viemed Healthcare Inc.	14,170	96
*	Quantum-Si Inc.	68,080	96
*,1	Gyre Therapeutics Inc.	12,676	95
*	Crescent Biopharma Inc.	8,006	95
*	Ironwood Pharmaceuticals Inc.	71,834	94
*	Foghorn Therapeutics Inc.	19,268	94
*	Tectonic Therapeutic Inc.	5,979	94
*	KORU Medical Systems Inc.	24,313	93
*	Bioventus Inc. Class A	13,831	93
*	Sanara Medtech Inc.	2,945	93
*	Atea Pharmaceuticals Inc.	31,847	92
*	C4 Therapeutics Inc.	41,410	92
*	Forte Biosciences Inc.	6,094	91
*	Eledon Pharmaceuticals Inc.	34,722	90
*	BioAge Labs Inc.	15,216	89
*,1	AirSculpt Technologies Inc.	10,989	88
*	Accuray Inc.	51,997	87
*,1	Allogene Therapeutics Inc.	69,884	87
*	908 Devices Inc.	9,870	86
*	Innovage Holding Corp.	16,618	86
*	Monogram Technologies Inc.	14,441	85
*	Fennec Pharmaceuticals Inc.	8,830	83
*	Neurogene Inc.	4,736	82
*	Neuronetics Inc.	29,486	80
*,1	Avita Medical Inc.	15,718	80
*,1	SELLAS Life Sciences Group Inc.	48,936	79
*	Larimar Therapeutics Inc.	24,109	78
*	CareCloud Inc.	24,155	78
*	Tenaya Therapeutics Inc.	47,872	78
*	Aclaris Therapeutics Inc.	40,404	77
*	Invivyd Inc.	70,194	77
*	Assembly Biosciences Inc.	2,996	77
*,1	Scilex Holding Co.	3,805	75
*,1	Microbot Medical Inc.	24,691	75
*	Candel Therapeutics Inc.	14,245	73
*	Protara Therapeutics Inc.	16,638	72
*	DocGo Inc.	52,945	72
*	Hyperfine Inc.	49,477	72
*	Elicio Operating Co. Inc.	6,579	72
*	Atossa Therapeutics Inc.	81,493	71
*	Pyxis Oncology Inc.	32,121	71
*	OmniAb Inc.	44,629	71
*	Anixa Biosciences Inc.	21,079	70
*	Genelux Corp.	16,729	70
*	Sangamo Therapeutics Inc.	102,568	69
*	RCM Technologies Inc.	2,589	69
*	Surrozen Inc.	5,314	68
*	FONAR Corp.	4,446	67
*	CVRx Inc.	8,150	66
*	Aardvark Therapeutics Inc.	4,951	66
*	MacroGenics Inc.	38,497	65
*	LENSAR Inc.	5,198	64
*	Fate Therapeutics Inc.	50,020	63
*	Corbus Pharmaceuticals Holdings Inc.	4,999	63
	Acme United Corp.	1,512	62
*,1	Immunic Inc.	69,930	62
*	Cognition Therapeutics Inc.	46,083	62
*	Cassava Sciences Inc.	20,730	60
*	Owlet Inc.	7,062	60
*	Alto Neuroscience Inc.	14,737	59
*	Coya Therapeutics Inc.	10,246	58
*	Quince Therapeutics Inc.	34,965	57
*	Zentalis Pharmaceuticals Inc.	38,041	57
*,1	Cardiff Oncology Inc.	27,727	57
*,1	Seres Therapeutics Inc.	2,982	57
*	Adicet Bio Inc.	66,640	54
*	Assertio Holdings Inc.	61,718	54
*	TScan Therapeutics Inc.	29,605	54

		Shares	Market Value ($000)
*,1	Inhibikase Therapeutics Inc.	33,537	54
*	Cartesian Therapeutics Inc.	5,207	53
*	Journey Medical Corp.	7,375	53
*	Context Therapeutics Inc.	53,125	51
*	PepGen Inc.	10,543	49
*	NRX Pharmaceuticals Inc.	14,535	48
*	Rapid Micro Biosystems Inc. Class A	14,085	47
*,1	BioSig Technologies Inc.	8,208	47
*	TriSalus Life Sciences Inc.	10,203	47
*	American Well Corp. Class A	7,355	45
*	Tela Bio Inc.	29,412	44
*	Spero Therapeutics Inc.	22,820	43
*	Champions Oncology Inc.	6,527	42
*	Agenus Inc.	10,885	42
*	TuHURA Biosciences Inc.	16,774	42
*	Apyx Medical Corp.	18,313	39
*	Biote Corp. Class A	12,979	39
*	Fractyl Health Inc.	24,272	39
*	Actuate Therapeutics Inc.	5,780	39
*	Orchestra BioMed Holdings Inc.	15,057	37
*	Skye Bioscience Inc.	9,542	37
*	Pulmonx Corp.	22,314	36
*,1	Karyopharm Therapeutics Inc.	5,513	36
*	aTyr Pharma Inc.	45,980	33
*,1	Unicycive Therapeutics Inc.	7,337	32
*	Pro-Dex Inc.	906	31
*	Rockwell Medical Inc.	25,806	31
*	Whitehawk Therapeutics Inc.	15,745	30
*	Instil Bio Inc.	1,674	30
*	CytoSorbents Corp.	29,596	28
*	Lucid Diagnostics Inc.	28,118	28
*	Caris Life Sciences Inc.	843	25
*	ImageneBio Inc.	3,086	25
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Milestone Scientific Inc.	37,457	17
*	Carlsmed Inc.	1,168	16
*	Clearside Biomedical Inc.	3,866	15
*,2	Inhibrx Inc. CVR	22,181	14
*	NeueHealth Inc.	1,641	11
*,2	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	Lunai Bioworks Inc.	6,444	9
*	Shoulder Innovations Inc.	465	6
*	KALA BIO Inc.	2,675	4
*,2	Adamas Pharmaceuticals Inc. CVR	30,505	2
*,2	Coherus Biosciences Inc. CVR	15,512	1
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
*,2	Traws Pharma Inc. CVR	14,441	—
*,2	Ikena Oncology Inc.	37,037	—
			2,762,444
Industrials (12.3%)
	Visa Inc. Class A	819,158	279,644
	Mastercard Inc. Class A	389,393	221,491
	General Electric Co.	485,849	146,153
	RTX Corp.	645,638	108,035
	Caterpillar Inc.	225,919	107,797
	GE Vernova Inc.	131,288	80,729
*	Boeing Co.	364,676	78,708
	American Express Co.	234,899	78,024
	Accenture plc Class A	300,339	74,064
	Eaton Corp. plc	187,754	70,267
	Union Pacific Corp.	286,000	67,602
	Capital One Financial Corp.	308,313	65,541
	Honeywell International Inc.	306,158	64,446
	Automatic Data Processing Inc.	195,356	57,337
	Deere & Co.	124,082	56,738
	Lockheed Martin Corp.	112,590	56,206
	Parker-Hannifin Corp.	61,074	46,303
	Trane Technologies plc	107,262	45,260

		Shares	Market Value ($000)
	Northrop Grumman Corp.	69,055	42,077
	3M Co.	256,698	39,834
	General Dynamics Corp.	116,627	39,770
	CRH plc	324,158	38,867
	Howmet Aerospace Inc.	194,362	38,140
	Sherwin-Williams Co.	108,139	37,444
	TransDigm Group Inc.	27,165	35,804
	Emerson Electric Co.	271,428	35,606
	Illinois Tool Works Inc.	133,274	34,753
	Johnson Controls International plc	315,330	34,671
	Cintas Corp.	164,903	33,848
*	Fiserv Inc.	262,026	33,783
	Norfolk Southern Corp.	108,309	32,537
	CSX Corp.	898,719	31,914
*	PayPal Holdings Inc.	460,303	30,868
	Quanta Services Inc.	71,847	29,775
	United Parcel Service Inc. Class B (XNYS)	354,446	29,607
	United Rentals Inc.	31,000	29,594
	Cummins Inc.	66,434	28,060
	L3Harris Technologies Inc.	90,145	27,531
*	Axon Enterprise Inc.	35,965	25,810
	PACCAR Inc.	253,205	24,895
	FedEx Corp.	102,586	24,191
	Carrier Global Corp.	389,499	23,253
	Ferguson Enterprises Inc.	95,218	21,384
	AMETEK Inc.	111,413	20,946
	WW Grainger Inc.	21,896	20,866
	Paychex Inc.	156,842	19,881
	Vulcan Materials Co.	63,593	19,562
*	Block Inc. (XNYS)	265,480	19,186
	Rockwell Automation Inc.	54,212	18,949
	Martin Marietta Materials Inc.	29,182	18,393
	Xylem Inc.	117,459	17,325
	Otis Worldwide Corp.	189,280	17,306
	Verisk Analytics Inc.	67,270	16,919
	Fidelity National Information Services Inc.	251,717	16,598
	Westinghouse Air Brake Technologies Corp.	82,396	16,518
*	Fair Isaac Corp.	10,986	16,441
	Ingersoll Rand Inc. (XYNS)	192,048	15,867
	DuPont de Nemours Inc.	201,783	15,719
	Equifax Inc.	59,789	15,338
*	Keysight Technologies Inc.	83,003	14,519
	Comfort Systems USA Inc.	17,040	14,061
	EMCOR Group Inc.	21,619	14,042
	HEICO Corp. Class A	52,395	13,313
*	Teledyne Technologies Inc.	22,617	13,254
	Old Dominion Freight Line Inc.	91,039	12,816
	Synchrony Financial	179,497	12,753
*	Mettler-Toledo International Inc.	9,932	12,193
	Veralto Corp.	113,499	12,100
	PPG Industries Inc.	108,965	11,453
	Dover Corp.	66,274	11,056
	Hubbell Inc.	25,613	11,022
	Smurfit WestRock plc	252,339	10,742
*	Rocket Lab Corp.	221,458	10,610
	Curtiss-Wright Corp.	18,165	9,863
	Global Payments Inc.	117,158	9,733
	Packaging Corp. of America	43,287	9,434
*	Trimble Inc.	114,612	9,358
*	Corpay Inc.	32,269	9,295
*	Affirm Holdings Inc.	122,243	8,934
	Pentair plc	79,393	8,794
	Snap-on Inc.	25,130	8,708
	Jacobs Solutions Inc.	57,722	8,650
*	Bloom Energy Corp. Class A	101,786	8,608
	AECOM	63,833	8,328
	FTAI Aviation Ltd.	49,355	8,235
	BWX Technologies Inc.	44,119	8,134
	Lennox International Inc.	15,257	8,076
	Expeditors International of Washington Inc.	65,516	8,032

		Shares	Market Value ($000)
	Fortive Corp.	162,904	7,981
	TransUnion	94,176	7,890
	Dow Inc.	342,526	7,854
	nVent Electric plc	77,859	7,680
*	Kratos Defense & Security Solutions Inc.	81,063	7,407
	Allegion plc	41,366	7,336
*	Zebra Technologies Corp. Class A	24,653	7,326
	RPM International Inc.	61,981	7,306
	Woodward Inc.	28,904	7,304
	Textron Inc.	86,012	7,267
	CH Robinson Worldwide Inc.	54,148	7,169
	Masco Corp.	100,866	7,100
*	XPO Inc.	54,324	7,022
	Watsco Inc.	16,882	6,825
	Graco Inc.	79,790	6,779
	Carlisle Cos. Inc.	20,586	6,772
	ITT Inc.	37,721	6,743
	Ball Corp.	131,636	6,637
*	MasTec Inc.	30,301	6,448
	Lincoln Electric Holdings Inc.	26,691	6,295
*	API Group Corp.	180,342	6,198
*	Builders FirstSource Inc.	50,896	6,171
	Booz Allen Hamilton Holding Corp.	59,490	5,946
	IDEX Corp.	36,387	5,922
*	QXO Inc.	309,358	5,896
	Owens Corning	40,427	5,719
*	AeroVironment Inc.	17,985	5,663
	Stanley Black & Decker Inc.	74,276	5,521
	Nordson Corp.	24,270	5,508
	Huntington Ingalls Industries Inc.	18,991	5,468
	Crown Holdings Inc.	56,289	5,437
*	ATI Inc.	66,477	5,407
*	TopBuild Corp.	13,574	5,306
	Jack Henry & Associates Inc.	35,244	5,249
	Advanced Drainage Systems Inc.	37,675	5,226
	Acuity Inc.	14,673	5,053
	JB Hunt Transport Services Inc.	37,349	5,011
	WESCO International Inc.	23,493	4,969
*	Core & Main Inc. Class A	91,256	4,912
	Applied Industrial Technologies Inc.	18,266	4,768
*	Sterling Infrastructure Inc.	13,995	4,754
*	Generac Holdings Inc.	28,148	4,712
	Donaldson Co. Inc.	56,537	4,628
	Regal Rexnord Corp.	31,726	4,551
	Crane Co.	23,554	4,337
*	Chart Industries Inc.	21,585	4,320
	CNH Industrial NV	393,502	4,269
*	SPX Technologies Inc.	22,819	4,262
	AptarGroup Inc.	31,557	4,218
	Tetra Tech Inc.	125,799	4,199
	Armstrong World Industries Inc.	20,738	4,065
	A O Smith Corp.	55,338	4,062
*	Joby Aviation Inc.	248,096	4,004
	MKS Inc.	32,048	3,967
	Oshkosh Corp.	30,578	3,966
*	Dycom Industries Inc.	13,364	3,899
*	Saia Inc.	12,881	3,856
*	Aurora Innovation Inc.	691,847	3,729
	Watts Water Technologies Inc. Class A	13,263	3,704
	Cognex Corp.	81,548	3,694
	Valmont Industries Inc.	9,518	3,690
	Eagle Materials Inc.	15,655	3,648
	Toro Co.	47,312	3,605
*	Modine Manufacturing Co.	25,312	3,598
	Zurn Elkay Water Solutions Corp.	76,462	3,596
	JBT Marel Corp.	25,471	3,577
	Genpact Ltd.	84,251	3,529
	Ryder System Inc.	18,665	3,521
	Allison Transmission Holdings Inc.	40,165	3,409
*	Paylocity Holding Corp.	21,328	3,397

		Shares	Market Value ($000)
	Primoris Services Corp.	24,728	3,396
	Simpson Manufacturing Co. Inc.	20,149	3,374
	Flowserve Corp.	62,370	3,314
	Federal Signal Corp.	27,576	3,281
*	Mohawk Industries Inc.	25,289	3,260
*	Fluor Corp.	77,227	3,249
	AGCO Corp.	30,279	3,242
*	ExlService Holdings Inc.	73,384	3,231
	AAON Inc.	33,782	3,157
	Littelfuse Inc.	12,054	3,122
*	Gates Industrial Corp. plc	125,261	3,109
	Fortune Brands Innovations Inc.	57,781	3,085
	Esab Corp.	27,427	3,065
	MSA Safety Inc.	17,791	3,061
	Air Lease Corp.	47,940	3,051
*	Axalta Coating Systems Ltd.	105,817	3,028
	Vontier Corp.	71,417	2,997
	GATX Corp.	17,120	2,993
*	Middleby Corp.	22,039	2,930
	Knight-Swift Transportation Holdings Inc.	73,808	2,916
*	GXO Logistics Inc.	55,061	2,912
*	Construction Partners Inc. Class A	22,912	2,910
	Moog Inc. Class A	13,675	2,840
	Graphic Packaging Holding Co.	143,191	2,802
*	Resideo Technologies Inc.	64,392	2,780
	Installed Building Products Inc.	11,189	2,760
*	Itron Inc.	21,982	2,738
*	Trex Co. Inc.	52,636	2,720
	Louisiana-Pacific Corp.	30,558	2,715
*	Mirion Technologies Inc.	112,505	2,617
	ESCO Technologies Inc.	12,372	2,612
*	ACI Worldwide Inc.	49,344	2,604
*	WEX Inc.	16,515	2,602
*	FTI Consulting Inc.	15,698	2,538
*	Archer Aviation Inc. Class A	264,491	2,534
	Badger Meter Inc.	14,154	2,528
	Sealed Air Corp.	69,721	2,465
	Maximus Inc.	26,603	2,431
*	Shift4 Payments Inc. Class A	30,856	2,388
	Ralliant Corp.	54,322	2,376
*	BILL Holdings Inc.	44,807	2,373
	HEICO Corp.	7,241	2,338
	Enpro Inc.	10,333	2,335
	Belden Inc.	19,376	2,330
	Granite Construction Inc.	21,025	2,305
	ADT Inc.	262,704	2,288
*	Kirby Corp.	27,082	2,260
	Arcosa Inc.	23,988	2,248
	Brink's Co.	19,229	2,247
	UL Solutions Inc. Class A	30,916	2,191
*	Spirit AeroSystems Holdings Inc. Class A	56,360	2,175
	Sensata Technologies Holding plc	69,584	2,126
*	Everus Construction Group Inc.	24,656	2,114
*	Knife River Corp.	27,221	2,092
	EnerSys	18,090	2,043
	Sonoco Products Co.	46,989	2,025
	Landstar System Inc.	16,480	2,020
	CSW Industrials Inc.	8,279	2,010
*	Mercury Systems Inc.	25,901	2,005
	MSC Industrial Direct Co. Inc. Class A	21,747	2,004
*	OSI Systems Inc.	7,923	1,975
	Mueller Water Products Inc. Class A	77,181	1,970
	Brunswick Corp.	30,898	1,954
	Herc Holdings Inc.	15,991	1,866
*	Verra Mobility Corp.	74,778	1,847
	Silgan Holdings Inc.	42,189	1,815
	Korn Ferry	25,790	1,805
	Leonardo DRS Inc.	39,645	1,800
	WillScot Holdings Corp.	83,170	1,756
*	IES Holdings Inc.	4,414	1,755

		Shares	Market Value ($000)
	Franklin Electric Co. Inc.	18,050	1,718
	Otter Tail Corp.	20,723	1,699
*	Amentum Holdings Inc.	70,275	1,683
	Kadant Inc.	5,638	1,678
	Exponent Inc.	23,698	1,647
	Argan Inc.	6,059	1,636
*	Euronet Worldwide Inc.	18,577	1,631
*	Loar Holdings Inc.	20,291	1,623
	Robert Half Inc.	47,642	1,619
	VSE Corp.	9,669	1,607
	Crane NXT Co.	23,945	1,606
	Brady Corp. Class A	19,654	1,534
*	StandardAero Inc.	56,147	1,532
	Patrick Industries Inc.	14,786	1,529
*	AAR Corp.	17,018	1,526
	AZZ Inc.	13,891	1,516
	HB Fuller Co.	25,517	1,513
*	Hayward Holdings Inc.	99,907	1,511
	Terex Corp.	29,228	1,499
	Griffon Corp.	19,564	1,490
*,1	Eos Energy Enterprises Inc.	128,281	1,461
*,1	Symbotic Inc.	27,020	1,456
*	NCR Atleos Corp.	36,665	1,441
	Powell Industries Inc.	4,724	1,440
*	MYR Group Inc.	6,878	1,431
*	Tutor Perini Corp.	21,780	1,429
	Matson Inc.	14,487	1,428
	Boise Cascade Co.	18,085	1,398
*	Planet Labs PBC	106,140	1,378
*	GEO Group Inc.	66,516	1,363
	McGrath RentCorp.	11,479	1,346
	ABM Industries Inc.	29,098	1,342
*	Remitly Global Inc.	81,184	1,323
*	CBIZ Inc.	23,899	1,266
*	RXO Inc.	81,786	1,258
	Western Union Co.	156,849	1,253
	REV Group Inc.	22,057	1,250
*	Huron Consulting Group Inc.	8,035	1,179
	Standex International Corp.	5,566	1,179
	UniFirst Corp.	6,994	1,169
*	Karman Holdings Inc.	15,920	1,149
*	Upwork Inc.	59,737	1,109
	International Seaways Inc.	23,408	1,079
*,1	PureCycle Technologies Inc.	80,716	1,061
	Trinity Industries Inc.	37,732	1,058
	Atkore Inc.	16,758	1,051
	Enerpac Tool Group Corp.	25,202	1,033
	EVERTEC Inc.	30,074	1,016
*	O-I Glass Inc.	77,629	1,007
*	ASGN Inc.	20,933	991
	Alamo Group Inc.	5,099	973
	TriNet Group Inc.	14,529	972
*	Marqeta Inc. Class A	182,698	965
	Hillenbrand Inc.	35,400	957
*	CoreCivic Inc.	46,886	954
*,1	Acuren Corp.	70,346	936
	Hub Group Inc. Class A	26,639	917
*	Centuri Holdings Inc.	42,880	908
*	Hillman Solutions Corp.	98,734	906
	ManpowerGroup Inc.	23,318	884
*	Blue Bird Corp.	15,067	867
*	Legalzoom.com Inc.	82,512	856
*	Gibraltar Industries Inc.	13,520	849
	Insperity Inc.	17,127	843
	Pitney Bowes Inc.	73,199	835
*	Masterbrand Inc.	62,791	827
*	AvidXchange Holdings Inc.	82,725	823
	Helios Technologies Inc.	15,568	812
	Kennametal Inc.	38,796	812
*,1	Enovix Corp.	80,798	806

		Shares	Market Value ($000)
*	Payoneer Global Inc.	131,935	798
*	Flywire Corp.	58,411	791
	ICF International Inc.	8,466	786
	ArcBest Corp.	11,004	769
	Lindsay Corp.	5,426	763
	Tennant Co.	9,385	761
*	DXP Enterprises Inc.	6,227	741
*	CECO Environmental Corp.	14,363	735
	Albany International Corp. Class A	13,748	733
	Napco Security Technologies Inc.	16,664	716
*	Donnelley Financial Solutions Inc.	13,444	691
	Alight Inc. Class A	211,164	688
	Werner Enterprises Inc.	26,019	685
	Greenbrier Cos. Inc.	14,800	683
*	Ducommun Inc.	7,087	681
*	Astronics Corp.	14,799	675
*	Sezzle Inc.	8,232	655
	Greif Inc. Class A	10,943	654
*	Willdan Group Inc.	6,583	637
	TriMas Corp.	16,343	631
	CRA International Inc.	3,019	630
	United States Lime & Minerals Inc.	4,725	622
	Bel Fuse Inc. Class B	4,320	609
*	First Advantage Corp.	38,696	596
*	Vicor Corp.	11,976	595
*	Paymentus Holdings Inc. Class A	19,410	594
*	Janus International Group Inc.	59,665	589
*	Cimpress plc	8,961	565
*	V2X Inc.	9,684	563
*	Proto Labs Inc.	10,529	527
*	Limbach Holdings Inc.	5,413	526
	Gorman-Rupp Co.	11,309	525
	Barrett Business Services Inc.	11,371	504
*	Intuitive Machines Inc.	47,868	504
*	Evolv Technologies Holdings Inc.	66,010	498
*	BrightView Holdings Inc.	36,394	488
	Heidrick & Struggles International Inc.	9,789	487
*	American Woodmark Corp.	7,168	479
	Cadre Holdings Inc.	13,114	479
	Astec Industries Inc.	9,793	471
*	Montrose Environmental Group Inc.	16,810	462
	Schneider National Inc. Class B	21,588	457
*	Amprius Technologies Inc.	43,215	455
	Apogee Enterprises Inc.	10,054	438
	Deluxe Corp.	20,987	406
*,1	Power Solutions International Inc.	4,119	405
*	Thermon Group Holdings Inc.	14,789	395
*	I3 Verticals Inc. Class A	12,100	393
*	Forward Air Corp.	14,858	381
*	Energy Recovery Inc.	24,639	380
*	Green Dot Corp. Class A	27,515	370
	Insteel Industries Inc.	9,592	368
*	Legence Corp. Class A	11,957	368
	Allient Inc.	7,997	358
	Douglas Dynamics Inc.	11,414	357
*	CompoSecure Inc. Class A	16,813	350
*	Microvast Holdings Inc.	89,533	345
	Quanex Building Products Corp.	23,931	340
*	Bowman Consulting Group Ltd.	7,838	332
	National Presto Industries Inc.	2,859	321
*	Cantaloupe Inc.	30,299	320
*	Great Lakes Dredge & Dock Corp.	26,429	317
*	Transcat Inc.	4,253	311
	Myers Industries Inc.	18,163	308
*	Firefly Aerospace Inc.	10,473	307
*	Aspen Aerogels Inc.	41,919	292
*	BlueLinx Holdings Inc.	3,968	290
*	Graham Corp.	5,076	279
	Kforce Inc.	9,156	275
	Marten Transport Ltd.	25,822	275

		Shares	Market Value ($000)
	LSI Industries Inc.	11,333	268
*,1	Redwire Corp.	28,969	260
	Miller Industries Inc.	6,329	256
*	BlackSky Technology Inc.	12,726	256
	Vestis Corp.	56,355	255
	Preformed Line Products Co.	1,296	254
*	Performant Healthcare Inc.	32,682	253
	Ennis Inc.	13,415	245
	Cass Information Systems Inc.	6,170	243
*,1	Lightbridge Corp.	11,172	237
*	Cross Country Healthcare Inc.	15,919	226
	FTAI Infrastructure Inc.	49,035	214
*	Hudson Technologies Inc.	21,345	212
	Columbus McKinnon Corp.	14,700	211
	Kelly Services Inc. Class A	16,061	211
*	CryoPort Inc.	20,974	199
*	JELD-WEN Holding Inc.	40,265	198
*	Titan International Inc.	26,196	198
*	Custom Truck One Source Inc.	30,818	198
*	Titan Machinery Inc.	11,692	196
*	International Money Express Inc.	14,001	196
*	Vishay Precision Group Inc.	6,042	194
*	Conduent Inc.	68,792	193
*	Manitowoc Co. Inc.	19,161	192
*,1	Voyager Technologies Inc. Class A	6,447	192
	Park Aerospace Corp.	9,373	191
	Mesa Laboratories Inc.	2,715	182
*	Atlanticus Holdings Corp.	3,058	179
	Wabash National Corp.	17,782	176
*	Byrna Technologies Inc.	7,717	171
*	Orion Group Holdings Inc.	20,429	170
*	Eve Holding Inc.	44,523	170
	Heartland Express Inc.	20,136	169
	Hyster-Yale Inc.	4,555	168
*	3D Systems Corp.	55,905	162
	Bel Fuse Inc. Class A	1,376	160
*	CEA Industries Inc.	20,438	159
*	LightPath Technologies Inc. Class A	19,500	155
*	TSS Inc.	8,279	150
*	Ranpak Holdings Corp.	26,360	148
*	Spire Global Inc.	13,166	145
*	Distribution Solutions Group Inc.	4,741	143
*	ZipRecruiter Inc. Class A	33,520	141
*	Frequency Electronics Inc.	4,103	139
*	AerSale Corp.	16,765	137
*	Strata Critical Medical Inc.	27,025	137
*,1	Richtech Robotics Inc. Class B	31,933	137
	Willis Lease Finance Corp.	990	136
	Park-Ohio Holdings Corp.	6,341	135
*	Repay Holdings Corp.	25,395	133
*	Babcock & Wilcox Enterprises Inc.	45,562	132
*,1	AIRO Group Holdings Inc.	6,805	131
*	Pattern Group Inc. Class A	9,581	131
*	Resolute Holdings Management Inc.	1,780	128
*	L B Foster Co. Class A	4,719	127
*	Paysign Inc.	19,571	123
	Twin Disc Inc.	8,786	122
*	Hyliion Holdings Corp.	61,728	122
*	Mayville Engineering Co. Inc.	8,573	118
*	Target Hospitality Corp.	13,790	117
	Luxfer Holdings plc	8,399	117
*,1	Virgin Galactic Holdings Inc.	30,211	117
	Quad / Graphics Inc.	18,359	115
	EVI Industries Inc.	3,388	107
*	TaskUS Inc. Class A	5,949	106
	Concrete Pumping Holdings Inc.	14,940	105
*	Core Molding Technologies Inc.	5,108	105
*	Sky Harbour Group Corp.	10,579	104
*	Taylor Devices Inc.	2,114	104
	Information Services Group Inc.	17,814	102

		Shares	Market Value ($000)
	Karat Packaging Inc.	4,045	102
	Resources Connection Inc.	19,455	98
*	TrueBlue Inc.	15,923	98
*	Priority Technology Holdings Inc.	14,318	98
	Greif Inc. Class B	1,576	97
*	Gencor Industries Inc.	6,545	96
	Covenant Logistics Group Inc.	4,393	95
*	Smith-Midland Corp.	2,511	93
*,1	Palladyne AI Corp.	10,870	93
*	Franklin Covey Co.	4,758	92
*	Proficient Auto Logistics Inc.	12,910	89
*	Mistras Group Inc.	8,854	87
*,1	Satellogic Inc. Class A	26,199	86
*	Forrester Research Inc.	7,883	84
*	Radiant Logistics Inc.	13,691	81
*	Innovative Solutions & Support Inc.	6,189	77
*	Tecogen Inc.	8,681	76
*	Acacia Research Corp.	23,183	75
*	M-Tron Industries Inc.	1,330	74
	Alta Equipment Group Inc.	10,026	73
*	SoundThinking Inc.	5,845	70
*	Research Solutions Inc.	18,808	70
	Kronos Worldwide Inc.	11,549	66
*	FreightCar America Inc.	6,361	62
*	BGSF Inc.	8,582	61
	Universal Logistics Holdings Inc.	2,288	54
*	CPI Card Group Inc.	3,492	53
*	AirJoule Technologies Corp.	11,338	53
*	Wrap Technologies Inc.	23,362	51
	Espey Mfg. & Electronics Corp.	1,231	49
	HireQuest Inc.	4,907	47
*	SKYX Platforms Corp.	41,323	46
	Eastern Co.	1,928	45
*	VirTra Inc.	8,117	43
*	Team Inc.	2,501	41
*	PAMT Corp.	3,326	38
*	DHI Group Inc.	12,669	35
*	Skillsoft Corp.	2,600	34
*	ClearSign Technologies Corp.	20,576	16
*	Hydrofarm Holdings Group Inc.	2,252	7
			3,786,463
Other (0.0%)[3]
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	miRagen Therapeutics Inc. CVR	67,673	2
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Carisma Therapeutics Inc. CVR	143,290	—
*,2	Magenta Therapeutics Inc. CVR	33,990	—
*,2	Neurogene Inc. CVR	4,286	—
*,2	Homology Medicines Inc. CVR	30,844	—
			7
Real Estate (2.4%)
	Welltower Inc.	322,614	57,470
	Prologis Inc.	446,478	51,131
	American Tower Corp.	225,831	43,432
	Equinix Inc.	47,190	36,961
	Digital Realty Trust Inc.	164,437	28,428
	Simon Property Group Inc.	149,360	28,030
	Realty Income Corp.	440,086	26,753
*	CBRE Group Inc. Class A	143,413	22,596
	Public Storage	76,069	21,972
	Crown Castle Inc.	210,409	20,302
*	CoStar Group Inc.	204,866	17,285
	VICI Properties Inc.	512,287	16,706
	Ventas Inc.	218,821	15,315
	Iron Mountain Inc.	142,244	14,500
	Extra Space Storage Inc.	102,671	14,470
	AvalonBay Communities Inc.	68,775	13,285

		Shares	Market Value ($000)
	Equity Residential	175,156	11,338
	SBA Communications Corp.	51,769	10,010
	Weyerhaeuser Co.	347,146	8,606
	Essex Property Trust Inc.	31,171	8,343
	Invitation Homes Inc.	280,360	8,223
	Mid-America Apartment Communities Inc.	56,408	7,882
	Sun Communities Inc.	60,567	7,813
	Kimco Realty Corp.	328,130	7,170
	WP Carey Inc.	105,700	7,142
	Alexandria Real Estate Equities Inc.	83,954	6,997
*	Jones Lang LaSalle Inc.	22,907	6,833
	Healthpeak Properties Inc.	335,710	6,429
	Regency Centers Corp.	87,399	6,371
*	Zillow Group Inc. Class C	82,634	6,367
	Gaming & Leisure Properties Inc.	129,454	6,034
	Omega Healthcare Investors Inc.	141,843	5,989
	UDR Inc.	159,621	5,947
	BXP Inc.	76,631	5,697
	Host Hotels & Resorts Inc.	332,122	5,653
	Camden Property Trust	51,722	5,523
	Equity LifeStyle Properties Inc.	84,902	5,154
	Lamar Advertising Co. Class A	41,928	5,133
	American Homes 4 Rent Class A	152,561	5,073
	Rexford Industrial Realty Inc.	113,902	4,682
	CubeSmart	110,923	4,510
	EastGroup Properties Inc.	25,877	4,380
	Federal Realty Investment Trust	41,508	4,205
	Brixmor Property Group Inc.	147,093	4,072
	NNN REIT Inc.	91,466	3,894
	Agree Realty Corp.	53,795	3,822
	CareTrust REIT Inc.	107,082	3,714
	American Healthcare REIT Inc.	81,577	3,427
	Vornado Realty Trust	83,292	3,376
	First Industrial Realty Trust Inc.	63,630	3,275
	STAG Industrial Inc.	89,572	3,161
	Healthcare Realty Trust Inc.	169,278	3,052
	Essential Properties Realty Trust Inc.	96,462	2,871
	Terreno Realty Corp.	49,384	2,803
	Ryman Hospitality Properties Inc.	29,267	2,622
	Kilroy Realty Corp.	56,401	2,383
*,1	Opendoor Technologies Inc.	297,870	2,374
	Kite Realty Group Trust	103,686	2,312
	Cousins Properties Inc.	79,464	2,300
	Sabra Health Care REIT Inc.	117,384	2,188
	Macerich Co.	120,009	2,184
	EPR Properties	36,163	2,098
	SL Green Realty Corp.	34,779	2,080
	Phillips Edison & Co. Inc.	59,475	2,042
*	Compass Inc. Class A	254,079	2,040
	Millrose Properties Inc.	60,449	2,032
	Rayonier Inc.	73,534	1,952
*	Zillow Group Inc. Class A	25,282	1,882
	HA Sustainable Infrastructure Capital Inc.	58,497	1,796
	Independence Realty Trust Inc.	109,494	1,795
*	Cushman & Wakefield plc	110,617	1,761
	Tanger Inc.	51,501	1,743
	National Health Investors Inc.	21,875	1,739
	Americold Realty Trust Inc.	140,066	1,714
	Highwoods Properties Inc.	51,084	1,625
	COPT Defense Properties	54,949	1,597
	Broadstone Net Lease Inc.	85,356	1,525
	PotlatchDeltic Corp.	34,582	1,409
	Lineage Inc.	32,795	1,267
	Four Corners Property Trust Inc.	51,435	1,255
	Newmark Group Inc. Class A	66,717	1,244
	Acadia Realty Trust	61,567	1,241
	Douglas Emmett Inc.	79,423	1,237
*	Howard Hughes Holdings Inc.	14,971	1,230
	Outfront Media Inc.	66,576	1,220
	Urban Edge Properties	59,376	1,215

		Shares	Market Value ($000)
	Apple Hospitality REIT Inc.	99,625	1,196
	LXP Industrial Trust	131,261	1,176
	Medical Properties Trust Inc.	213,657	1,083
	InvenTrust Properties Corp.	37,548	1,075
	Curbline Properties Corp.	46,866	1,045
	DigitalBridge Group Inc.	89,216	1,044
	National Storage Affiliates Trust	32,617	986
	St. Joe Co.	18,891	935
	Park Hotels & Resorts Inc.	83,217	922
	LTC Properties Inc.	23,065	850
	Sunstone Hotel Investors Inc.	88,942	833
	NETSTREIT Corp.	46,107	833
	Global Net Lease Inc.	102,013	829
	Getty Realty Corp.	28,584	767
	Innovative Industrial Properties Inc.	13,937	747
	DiamondRock Hospitality Co.	92,660	738
	Sila Realty Trust Inc.	27,106	680
	Elme Communities	39,830	671
	JBG SMITH Properties	28,999	645
	Alexander & Baldwin Inc.	34,707	631
*	Paramount Group Inc.	94,340	617
	Pebblebrook Hotel Trust	52,833	602
	Xenia Hotels & Resorts Inc.	43,647	599
	UMH Properties Inc.	37,313	554
	Piedmont Realty Trust Inc.	60,395	544
	Apartment Investment & Management Co. Class A	66,703	529
	RLJ Lodging Trust	71,687	516
	Smartstop Self Storage REIT Inc.	13,677	515
	Empire State Realty Trust Inc. Class A	66,943	513
	Centerspace	8,702	513
	Diversified Healthcare Trust	116,085	512
	Easterly Government Properties Inc.	21,852	501
*	Anywhere Real Estate Inc.	45,127	478
*	Hudson Pacific Properties Inc.	172,229	475
	Veris Residential Inc.	30,903	470
	American Assets Trust Inc.	23,012	468
	Safehold Inc.	28,260	438
	Kennedy-Wilson Holdings Inc.	49,361	411
	eXp World Holdings Inc.	37,156	396
	Plymouth Industrial REIT Inc.	16,280	363
	Brandywine Realty Trust	86,155	359
	NexPoint Residential Trust Inc.	10,105	326
	Marcus & Millichap Inc.	10,505	308
	Summit Hotel Properties Inc.	54,946	302
	Whitestone REIT	24,083	296
	Armada Hoffler Properties Inc.	41,418	290
	CBL & Associates Properties Inc.	8,644	264
	Gladstone Commercial Corp.	21,342	263
	Universal Health Realty Income Trust	6,631	260
	CTO Realty Growth Inc.	15,689	256
*	Forestar Group Inc.	9,188	244
	Farmland Partners Inc.	22,338	243
	Peakstone Realty Trust REIT	17,879	235
	Community Healthcare Trust Inc.	14,747	226
	Alexander's Inc.	954	224
	NET Lease Office Properties	7,253	215
	SITE Centers Corp.	23,457	211
	Saul Centers Inc.	6,383	203
	Service Properties Trust	72,496	196
	One Liberty Properties Inc.	8,111	179
	Chatham Lodging Trust	24,812	166
	Gladstone Land Corp.	18,110	166
*	Tejon Ranch Co.	10,322	165
	Industrial Logistics Properties Trust	27,535	160
	Global Medical REIT Inc.	4,630	156
*	FRP Holdings Inc.	6,382	155
	FrontView REIT Inc.	11,095	152
	City Office REIT Inc.	20,087	140
	Postal Realty Trust Inc. Class A	7,921	124
*	Douglas Elliman Inc.	42,189	121

		Shares	Market Value ($000)
	Braemar Hotels & Resorts Inc.	41,427	113
*	Seaport Entertainment Group Inc.	4,945	113
*	Stratus Properties Inc.	4,990	106
	RMR Group Inc. Class A	6,703	105
*	RE / MAX Holdings Inc. Class A	10,246	97
	Franklin Street Properties Corp.	59,524	95
	Orion Properties Inc.	34,834	94
*	Seritage Growth Properties Class A	21,810	93
*	Star Holdings	11,299	93
	Modiv Industrial Inc.	6,088	89
	Alpine Income Property Trust Inc.	5,409	77
	BRT Apartments Corp.	4,018	63
*	AMREP Corp.	2,355	56
*	Maui Land & Pineapple Co. Inc.	2,641	49
	Global Self Storage Inc.	8,627	43
*	Altisource Portfolio Solutions SA	3,606	42
	Bluerock Homes Trust Inc.	2,283	27
*,2	Spirit MTA REIT	58,489	5
*,2	Equity Commonwealth	51,638	—
			736,374
Technology (38.0%)
	NVIDIA Corp.	11,132,855	2,077,168
[1]	Microsoft Corp.	3,584,715	1,856,703
	Apple Inc.	7,156,865	1,822,353
	Meta Platforms Inc. Class A	1,045,993	768,156
	Broadcom Inc.	2,268,269	748,325
	Alphabet Inc. Class A	2,805,308	681,970
	Alphabet Inc. Class C	2,225,842	542,104
	Oracle Corp.	812,742	228,576
*	Palantir Technologies Inc. Class A	1,041,917	190,066
	International Business Machines Corp.	449,238	126,757
*	Advanced Micro Devices Inc.	782,546	126,608
	Salesforce Inc.	437,956	103,796
*	ServiceNow Inc.	100,298	92,302
	Intuit Inc.	134,518	91,864
	Micron Technology Inc.	539,636	90,292
	QUALCOMM Inc.	520,168	86,535
*	AppLovin Corp. Class A	118,684	85,279
	Lam Research Corp.	610,150	81,699
	Texas Instruments Inc.	438,363	80,540
	Applied Materials Inc.	384,083	78,637
	Amphenol Corp. Class A	588,761	72,859
*	Adobe Inc.	204,528	72,147
	KLA Corp.	63,612	68,612
*	Palo Alto Networks Inc.	321,530	65,470
*	Intel Corp.	1,906,655	63,968
	Analog Devices Inc.	237,147	58,267
*	Crowdstrike Holdings Inc. Class A	114,170	55,987
*	Cadence Design Systems Inc.	131,388	46,151
*	DoorDash Inc. Class A	163,372	44,436
*	Synopsys Inc.	89,226	44,023
*	Strategy Inc.	127,264	41,006
	Marvell Technology Inc.	415,731	34,951
*	Autodesk Inc.	103,181	32,778
*	Snowflake Inc.	144,843	32,669
	TE Connectivity plc	142,412	31,264
*	Cloudflare Inc. Class A	143,333	30,758
	Corning Inc.	371,713	30,492
	Vertiv Holdings Co. Class A	184,149	27,781
*	Fortinet Inc.	313,965	26,398
	Roper Technologies Inc.	51,851	25,858
*	Workday Inc. Class A	104,630	25,188
	Seagate Technology Holdings plc	102,713	24,246
*	Datadog Inc. Class A	155,866	22,195
	Dell Technologies Inc. Class C	147,654	20,933
	Monolithic Power Systems Inc.	21,966	20,223
	Western Digital Corp.	167,192	20,073
	Microchip Technology Inc.	260,605	16,736
	Cognizant Technology Solutions Corp. Class A	235,085	15,767

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	633,313	15,554
*	Zscaler Inc.	48,886	14,649
*	Reddit Inc. Class A	58,539	13,463
*	Atlassian Corp. Ltd. Class A	80,127	12,796
*	Astera Labs Inc.	64,271	12,584
*	Pure Storage Inc. Class A	149,517	12,531
	HP Inc.	451,927	12,306
*	PTC Inc.	57,925	11,760
*	Super Micro Computer Inc. (XNGS)	244,788	11,735
	Leidos Holdings Inc.	61,758	11,670
*	MongoDB Inc.	37,315	11,582
	NetApp Inc.	96,201	11,396
	VeriSign Inc.	40,477	11,316
*	HubSpot Inc.	24,124	11,285
*	Tyler Technologies Inc.	20,919	10,944
	Jabil Inc.	49,357	10,719
	Teradyne Inc.	76,914	10,586
*	Credo Technology Group Holding Ltd.	71,031	10,343
	CDW Corp.	63,094	10,050
*	ON Semiconductor Corp.	197,415	9,735
*	Zoom Communications Inc.	115,275	9,510
*	Guidewire Software Inc.	40,625	9,338
*	Gartner Inc.	34,780	9,143
*	GoDaddy Inc. Class A	66,573	9,109
*	Nutanix Inc. Class A	122,290	9,097
*	F5 Inc.	27,648	8,936
	SS&C Technologies Holdings Inc.	100,633	8,932
*	Pinterest Inc. Class A	274,969	8,846
*	Toast Inc. Class A	233,844	8,538
*	Coherent Corp.	75,355	8,117
	Gen Digital Inc. (XNGS)	266,973	7,579
*	Sandisk Corp.	66,875	7,503
*	IonQ Inc.	121,921	7,498
*	Okta Inc.	81,375	7,462
*	Dynatrace Inc.	145,363	7,043
*	Docusign Inc.	97,326	7,016
	Entegris Inc.	73,149	6,763
*	Twilio Inc. Class A	66,374	6,643
*	Fabrinet	17,308	6,311
*	Unity Software Inc.	153,060	6,129
*	Manhattan Associates Inc.	29,088	5,962
	TD SYNNEX Corp.	35,742	5,853
	Skyworks Solutions Inc.	71,256	5,485
*	Rambus Inc.	51,726	5,390
*	CACI International Inc. Class A	10,626	5,300
*	Akamai Technologies Inc.	69,252	5,247
	Paycom Software Inc.	25,172	5,239
*	Dayforce Inc.	72,135	4,969
*	Lattice Semiconductor Corp.	66,348	4,865
*	Samsara Inc. Class A	130,473	4,860
*	Rubrik Inc. Class A	56,538	4,650
*,1	Rigetti Computing Inc.	148,798	4,433
*	Qorvo Inc.	44,827	4,083
	Match Group Inc.	115,115	4,066
*	Commvault Systems Inc.	21,325	4,026
*	Snap Inc. Class A	519,030	4,002
*	Procore Technologies Inc.	54,168	3,950
*	D-Wave Quantum Inc.	155,440	3,841
*	EPAM Systems Inc.	25,424	3,834
*	MACOM Technology Solutions Holdings Inc.	30,461	3,792
*	Life360 Inc.	35,551	3,779
*	Elastic NV	43,046	3,637
	Bentley Systems Inc. Class B	70,336	3,621
*	Maplebear Inc.	95,501	3,511
*	Kyndryl Holdings Inc.	111,310	3,343
	Universal Display Corp.	21,766	3,126
*	Cirrus Logic Inc.	24,745	3,100
	Advanced Energy Industries Inc.	18,148	3,088
*	Onto Innovation Inc.	23,576	3,046
*	Semtech Corp.	42,423	3,031

		Shares	Market Value ($000)
*	Sitime Corp.	10,033	3,023
*	Arrow Electronics Inc.	24,606	2,977
	KBR Inc.	62,694	2,965
*	Varonis Systems Inc.	51,406	2,954
*	Gitlab Inc. Class A	64,432	2,905
*	Sanmina Corp.	24,515	2,822
*,1	SoundHound AI Inc. Class A	171,833	2,763
*	Appfolio Inc. Class A	10,003	2,757
*	SentinelOne Inc. Class A	154,168	2,715
*	TTM Technologies Inc.	47,121	2,714
*	Dropbox Inc. Class A	87,267	2,636
	Pegasystems Inc.	45,198	2,599
*	CCC Intelligent Solutions Holdings Inc.	284,876	2,595
*	Confluent Inc. Class A	126,561	2,506
*	UiPath Inc. Class A	186,943	2,501
*,1	Applied Digital Corp.	107,304	2,462
*	ServiceTitan Inc. Class A	24,252	2,445
*,1	Core Scientific Inc.	131,901	2,366
*	Impinj Inc.	12,744	2,303
*,1	CoreWeave Inc. Class A	16,796	2,299
*	Qualys Inc.	17,053	2,257
	Science Applications International Corp.	22,494	2,235
*	Box Inc. Class A	66,878	2,158
*	Parsons Corp.	25,877	2,146
*	Workiva Inc.	24,488	2,108
	Dolby Laboratories Inc. Class A	29,063	2,103
*	JFrog Ltd.	44,344	2,099
	Avnet Inc.	39,408	2,060
*	Q2 Holdings Inc.	28,158	2,038
*	Silicon Laboratories Inc.	15,345	2,012
*	SPS Commerce Inc.	18,601	1,937
*	Cleanspark Inc.	128,712	1,866
*	Plexus Corp.	12,849	1,859
*	Cipher Mining Inc.	142,176	1,790
*	Novanta Inc.	17,660	1,769
*	Tenable Holdings Inc.	59,990	1,749
*	Zeta Global Holdings Corp. Class A	86,630	1,721
*	Insight Enterprises Inc.	14,924	1,693
*	Allegro MicroSystems Inc.	57,527	1,680
	Amkor Technology Inc.	58,238	1,654
*	Hut 8 Corp.	46,665	1,624
*	Terawulf Inc.	141,407	1,615
*	Ambarella Inc.	19,420	1,603
*	Klaviyo Inc. Class A	56,958	1,577
*	Magnite Inc.	70,800	1,542
*	Blackbaud Inc.	23,340	1,501
*	Axcelis Technologies Inc.	14,880	1,453
	Clear Secure Inc. Class A	42,904	1,432
*	Cargurus Inc.	38,166	1,421
*	BlackLine Inc.	26,629	1,414
*	FormFactor Inc.	36,791	1,340
*	ZoomInfo Technologies Inc.	122,165	1,333
*	Agilysys Inc.	12,611	1,327
*	nCino Inc.	48,773	1,322
*	Freshworks Inc. Class A	107,558	1,266
*	Synaptics Inc.	18,289	1,250
*	Informatica Inc. Class A	48,809	1,212
*,1	Quantum Computing Inc.	65,635	1,208
*,1	Trump Media & Technology Group Corp.	73,511	1,207
*	Alarm.com Holdings Inc.	22,425	1,190
*	AvePoint Inc.	78,066	1,172
*	DXC Technology Co.	85,536	1,166
*	Diodes Inc.	21,921	1,166
*,1	BigBear.ai Holdings Inc.	178,701	1,165
	Concentrix Corp.	25,119	1,159
*	Intapp Inc.	27,498	1,125
*	Innodata Inc.	14,533	1,120
*	RingCentral Inc. Class A	38,020	1,077
*	DigitalOcean Holdings Inc.	31,530	1,077
*	Xometry Inc. Class A	19,382	1,056

		Shares	Market Value ($000)
*	IAC Inc.	30,922	1,054
	Power Integrations Inc.	26,091	1,049
*	Braze Inc. Class A	36,001	1,024
*	C3.ai Inc. Class A	58,593	1,016
*	ACM Research Inc. Class A	25,019	979
*	Progress Software Corp.	21,574	948
*	Veeco Instruments Inc.	30,289	922
	ePlus Inc.	12,938	919
*	Yelp Inc.	29,361	916
*	Teradata Corp.	41,253	887
	CSG Systems International Inc.	13,707	882
*	NetScout Systems Inc.	33,975	878
*	Five9 Inc.	36,070	873
	Vishay Intertechnology Inc.	57,039	873
	Adeia Inc.	51,814	870
*	IPG Photonics Corp.	10,735	850
*	NCR Voyix Corp.	66,830	839
*	LiveRamp Holdings Inc.	30,766	835
*	PAR Technology Corp.	20,704	819
*	Vertex Inc. Class A	32,441	804
*	DoubleVerify Holdings Inc.	66,255	794
*	Rogers Corp.	9,218	742
*	Alkami Technology Inc.	29,697	738
*	Onestream Inc.	40,020	738
*	PagerDuty Inc.	43,077	712
*	Ziff Davis Inc.	18,655	711
*	Ouster Inc.	25,469	689
*	Diebold Nixdorf Inc.	11,696	667
*	Penguin Solutions Inc.	25,193	662
	Benchmark Electronics Inc.	16,968	654
*	Schrodinger Inc.	31,924	640
*	MaxLinear Inc.	38,574	620
*	SailPoint Inc.	28,074	620
*	Figure Technology Solutions Inc. Class A	16,787	611
*	Verint Systems Inc.	30,033	608
*,1	Navitas Semiconductor Corp.	83,120	600
*	nLight Inc.	20,161	597
*	Ultra Clean Holdings Inc.	21,804	594
	CTS Corp.	14,796	591
*	Photronics Inc.	25,504	585
*	Rapid7 Inc.	31,087	583
*	Fastly Inc. Class A	65,305	558
*	Vimeo Inc.	71,219	552
*	Appian Corp. Class A	18,039	551
	A10 Networks Inc.	30,126	547
*	Asana Inc. Class A	40,307	539
*	Netskope Inc. Class A	23,087	525
*	NextNav Inc.	35,089	502
*	PROS Holdings Inc.	21,219	486
*	Sprinklr Inc. Class A	59,708	461
*	Amplitude Inc. Class A	41,491	445
*	Cohu Inc.	21,774	443
*	Yext Inc.	50,855	433
*	Jamf Holding Corp.	38,834	416
*	Blend Labs Inc. Class A	111,878	408
*,1	Aehr Test Systems	12,988	391
*	Daktronics Inc.	18,619	390
	PC Connection Inc.	6,077	377
*	ScanSource Inc.	8,333	367
*	Kimball Electronics Inc.	12,114	362
*	PDF Solutions Inc.	13,574	350
*	Digital Turbine Inc.	53,058	340
*	NIQ Global Intelligence plc	21,609	339
*,1	indie Semiconductor Inc. Class A	82,495	336
*	Rumble Inc.	44,549	323
*	Alpha & Omega Semiconductor Ltd.	11,532	322
*	Sprout Social Inc. Class A	24,944	322
*	CEVA Inc.	11,995	317
*	N-able Inc.	40,551	316
*	EverQuote Inc. Class A	13,409	307

		Shares	Market Value ($000)
	Climb Global Solutions Inc.	2,266	306
	Red Violet Inc.	5,763	301
*	Powerfleet Inc. NJ	57,183	300
*	Via Transportation Inc. Class A	6,049	291
*	Groupon Inc.	12,215	285
*	SkyWater Technology Inc.	15,239	284
*	Angi Inc.	16,763	273
	OneSpan Inc.	17,119	272
	Shutterstock Inc.	12,634	263
*	Domo Inc. Class B	15,911	252
*	Grid Dynamics Holdings Inc.	32,477	250
*,1	Serve Robotics Inc.	21,461	250
	Hackett Group Inc.	13,027	248
*	Nextdoor Holdings Inc.	115,517	241
*	Bumble Inc. Class A	38,913	237
	Xerox Holdings Corp.	61,784	232
*	Cerence Inc.	18,602	232
*	NerdWallet Inc. Class A	21,435	231
*	MeridianLink Inc.	11,550	230
*	Bandwidth Inc. Class A	13,764	229
*	Ichor Holdings Ltd.	12,965	227
*	Ibotta Inc. Class A	7,711	215
*	Mitek Systems Inc.	21,015	205
*	Grindr Inc.	13,631	205
*	Consensus Cloud Solutions Inc.	6,844	201
*	Weave Communications Inc.	29,923	200
*	SEMrush Holdings Inc. Class A	26,703	189
*	Commerce.com Inc.	36,948	184
	NVE Corp.	2,781	182
*	Backblaze Inc. Class A	19,508	181
*	Kopin Corp.	73,258	178
*	Telos Corp.	23,529	161
*	Arteris Inc.	14,349	145
	Methode Electronics Inc.	19,069	144
*	Veritone Inc.	29,849	144
*	PubMatic Inc. Class A	17,178	142
*	Mediaalpha Inc. Class A	12,376	141
*,1	MicroVision Inc.	104,855	130
*	Rimini Street Inc.	27,558	129
*	Aeva Technologies Inc.	8,486	123
	Immersion Corp.	16,646	122
*	AXT Inc.	26,060	117
*	Simulations Plus Inc.	7,757	117
*	CS Disco Inc.	17,271	112
*	Everspin Technologies Inc.	11,872	111
*	Blaize Holdings Inc.	31,504	109
*	Unisys Corp.	27,349	107
*	Getty Images Holdings Inc.	53,615	106
*	ON24 Inc.	18,248	104
*	eGain Corp.	11,671	102
*	Digimarc Corp.	10,311	101
*	Tucows Inc. Class A	5,420	101
*	BTCS Inc.	20,877	101
*	CoreCard Corp.	3,690	99
*	SmartRent Inc.	68,966	97
*	Asure Software Inc.	11,625	95
*	Intellicheck Inc.	17,762	92
*,1	Ambiq Micro Inc.	3,041	91
	ReposiTrak Inc.	5,875	87
*	Kaltura Inc.	58,140	84
*	Arena Group Holdings Inc.	14,860	81
*	TechTarget Inc.	13,982	81
*	AudioEye Inc.	5,086	70
*,1	KULR Technology Group Inc.	16,945	70
*	Eventbrite Inc. Class A	26,954	68
*	Viant Technology Inc. Class A	7,806	67
*	Rackspace Technology Inc.	46,340	65
*	TrueCar Inc.	34,588	64
*	One Stop Systems Inc.	11,905	64
*,1	Airship AI Holdings Inc.	12,346	64

		Shares	Market Value ($000)
*	Rekor Systems Inc.	40,144	63
	CSP Inc.	5,406	62
	Richardson Electronics Ltd.	6,173	60
*,1	Atomera Inc.	13,078	58
*	inTEST Corp.	7,321	57
*,1	GCT Semiconductor Holding Inc.	36,496	55
*	Amtech Systems Inc.	5,730	53
*	Expensify Inc. Class A	28,100	52
*	WM Technology Inc.	41,877	49
*	Duos Technologies Group Inc.	6,427	47
*	BitMine Immersion Technologies Inc.	908	47
*	Upland Software Inc.	19,213	46
*	Identiv Inc.	12,931	45
*	PSQ Holdings Inc.	23,585	45
*	Research Frontiers Inc.	26,738	43
*	GSI Technology Inc.	11,028	41
*	VirnetX Holding Corp.	2,409	41
*	TransAct Technologies Inc.	7,051	38
*	Vivid Seats Inc. Class A	2,095	35
*,1	Stubhub Holdings Inc. Class A	1,961	33
*	Key Tronic Corp.	8,842	32
*	Whitefiber Inc.	1,154	31
*	Synchronoss Technologies Inc.	4,888	30
*	Inuvo Inc.	8,456	30
*	Data I / O Corp.	8,084	27
*	LivePerson Inc.	44,180	26
*	Pixelworks Inc.	2,413	26
*	FiscalNote Holdings Inc.	5,554	26
*	BuzzFeed Inc.	14,699	25
*,1	Wolfspeed Inc. (XNYS)	495	14
*,1,2	Wolfspeed Inc.	59,231	9
			11,742,619
Telecommunications (1.9%)
	Cisco Systems Inc.	1,719,000	117,614
	AT&T Inc.	3,448,331	97,381
	Verizon Communications Inc.	1,829,707	80,416
*	Arista Networks Inc.	484,872	70,651
	Comcast Corp. Class A	1,775,746	55,794
	T-Mobile US Inc.	217,067	51,961
	Motorola Solutions Inc.	80,334	36,736
*	Charter Communications Inc. Class A	42,917	11,807
*	Ciena Corp.	68,084	9,918
*	Roku Inc.	62,594	6,268
*	Lumentum Holdings Inc.	31,841	5,181
*	EchoStar Corp. Class A	64,011	4,888
*,1	AST SpaceMobile Inc.	97,517	4,786
*	Frontier Communications Parent Inc.	120,112	4,486
	InterDigital Inc.	12,452	4,299
*	Liberty Broadband Corp. Class C	56,184	3,570
*	Lumen Technologies Inc.	438,679	2,685
*	Viasat Inc.	62,812	1,840
*	Calix Inc.	28,289	1,736
	Telephone & Data Systems Inc.	43,878	1,722
*	CommScope Holding Co. Inc.	99,797	1,545
*	Viavi Solutions Inc.	106,912	1,357
*	Extreme Networks Inc.	61,601	1,272
*	Globalstar Inc.	25,226	918
	Cogent Communications Holdings Inc.	22,548	865
	Iridium Communications Inc.	44,921	784
*	Applied Optoelectronics Inc.	29,715	770
*	fuboTV Inc.	169,242	702
*	Digi International Inc.	15,447	563
	IDT Corp. Class B	9,927	519
*	Harmonic Inc.	48,447	493
*	GCI Liberty Inc. Class C	12,042	449
	Uniti Group Inc.	71,229	436
*	NETGEAR Inc.	13,060	423
	Cable One Inc.	2,375	420
	United States Cellular Corp.	8,284	414

		Shares	Market Value ($000)
*	Liberty Broadband Corp. Class A	5,961	378
*	ADTRAN Holdings Inc.	39,696	372
	Shenandoah Telecommunications Co.	25,385	341
*	Gogo Inc.	35,784	307
*	Altice USA Inc. Class A	122,225	295
*,1	Lightwave Logic Inc.	65,611	243
*	Clearfield Inc.	6,194	213
*	Ribbon Communications Inc.	42,263	161
*	Xperi Inc.	24,570	159
*	Ooma Inc.	13,218	158
*	8x8 Inc.	72,629	154
*	Anterix Inc.	7,145	153
	Spok Holdings Inc.	8,369	144
*	BK Technologies Corp.	1,564	132
*	Aviat Networks Inc.	5,416	124
*	WideOpenWest Inc.	21,954	113
*	Inseego Corp.	6,265	94
*	Lantronix Inc.	17,211	79
	ATN International Inc.	4,873	73
*	Genasys Inc.	27,518	67
*	Crexendo Inc.	9,728	63
*	KVH Industries Inc.	9,399	53
*	Comtech Telecommunications Corp.	17,717	46
*	GCI Liberty Inc. Class A	1,192	45
*,2	GCI Liberty Inc.	82,371	—
			589,636
Utilities (2.7%)
	NextEra Energy Inc.	1,004,089	75,799
	Southern Co.	530,830	50,307
	Constellation Energy Corp.	150,648	49,574
	Duke Energy Corp.	374,455	46,339
	Waste Management Inc.	194,289	42,905
	Vistra Corp.	163,312	31,996
	American Electric Power Co. Inc.	257,801	29,003
	Sempra	314,498	28,299
	Dominion Energy Inc.	411,479	25,170
	Xcel Energy Inc.	285,263	23,006
	Republic Services Inc.	97,699	22,420
	Exelon Corp.	487,767	21,954
	Waste Connections Inc. (XTSE)	124,695	21,921
	Entergy Corp.	215,708	20,102
	Public Service Enterprise Group Inc.	240,603	20,081
	WEC Energy Group Inc.	155,243	17,789
	Consolidated Edison Inc.	173,924	17,483
	PG&E Corp.	1,031,740	15,559
	NRG Energy Inc.	93,322	15,113
	American Water Works Co. Inc.	97,894	13,626
	Ameren Corp.	130,065	13,576
	Atmos Energy Corp.	77,591	13,249
	Eversource Energy	178,876	12,725
	PPL Corp.	339,784	12,626
	CenterPoint Energy Inc.	315,028	12,223
	FirstEnergy Corp.	264,247	12,108
	DTE Energy Co.	84,906	12,008
	CMS Energy Corp.	144,486	10,585
	Edison International	185,381	10,248
	NiSource Inc.	226,956	9,827
*	Talen Energy Corp.	21,998	9,358
	Evergy Inc.	110,661	8,412
	Alliant Energy Corp.	123,667	8,336
*,1	Oklo Inc.	56,365	6,292
*	Clean Harbors Inc.	23,351	5,423
	Essential Utilities Inc.	133,421	5,323
	Pinnacle West Capital Corp.	57,201	5,129
	AES Corp.	343,677	4,523
	OGE Energy Corp.	96,276	4,455
	National Fuel Gas Co.	43,865	4,052
	IDACORP Inc.	26,449	3,495
	UGI Corp.	103,589	3,445

		Shares	Market Value ($000)
*	Casella Waste Systems Inc. Class A	30,159	2,861
	TXNM Energy Inc.	50,246	2,841
	Ormat Technologies Inc. (XNYS)	27,916	2,687
	Southwest Gas Holdings Inc.	30,564	2,394
	New Jersey Resources Corp.	49,432	2,380
	Portland General Electric Co.	53,576	2,357
	ONE Gas Inc.	28,549	2,311
	Spire Inc.	27,481	2,240
	Black Hills Corp.	35,608	2,193
*,1	NuScale Power Corp.	51,721	1,862
*	Sunrun Inc.	106,905	1,848
	ALLETE Inc.	27,351	1,816
	MDU Resources Group Inc.	96,328	1,716
	Northwestern Energy Group Inc.	29,134	1,708
	Avista Corp.	40,434	1,529
	Chesapeake Utilities Corp.	11,136	1,500
	MGE Energy Inc.	17,168	1,445
	California Water Service Group	29,486	1,353
	American States Water Co.	17,739	1,301
	Northwest Natural Holding Co.	20,612	926
*	Hawaiian Electric Industries Inc.	83,669	924
	Clearway Energy Inc. Class C	30,272	855
	Clearway Energy Inc. Class A	28,244	761
	H2O America	15,489	754
*,1	NANO Nuclear Energy Inc.	14,074	543
	Middlesex Water Co.	9,241	500
*	Enviri Corp.	33,568	426
	Unitil Corp.	8,063	386
	Aris Water Solutions Inc. Class A	14,956	369
	Excelerate Energy Inc. Class A	11,547	291
	Consolidated Water Co. Ltd.	8,036	284
	York Water Co.	7,773	236
*	Cadiz Inc.	35,748	169
	Genie Energy Ltd. Class B	10,958	164
	Artesian Resources Corp. Class A	4,852	158
*	ALT5 Sigma Corp.	58,081	156
*	Arq Inc.	16,504	118
*	Pure Cycle Corp.	9,164	101
*	Perma-Fix Environmental Services Inc.	9,152	92
	Global Water Resources Inc.	7,988	82
	RGC Resources Inc.	2,841	64
*	Net Power Inc.	19,230	58
*	Quest Resource Holding Corp.	15,072	24
			822,647
Total Common Stocks (Cost $8,323,864)			30,870,742
Warrants (0.0%)
*	Hycroft Mining Holding Corp. Exp. 10/6/2025	20,000	—
*	M-Tron Industries Inc. Exp. 3/11/2028	741	1
Total Warrants (Cost $—)			1
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.180% (Cost $26,508)	265,174	26,517
Total Investments (100.0%) (Cost $8,350,372)			30,897,260
Other Assets and Liabilities—Net (0.0%)			10,508
Net Assets (100%)			30,907,768
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,572.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $19,358 was received for securities on loan, of which $19,320 is held in Vanguard Market Liquidity Fund and $38 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	15	1,842	30
E-mini S&P 500 Index	December 2025	60	20,216	189
E-mini S&P Mid-Cap 400 Index	December 2025	30	9,858	(68)
				151
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	30,870,656	14	72	30,870,742
Warrants	1	—	—	1
Temporary Cash Investments	26,517	—	—	26,517
Total	30,897,174	14	72	30,897,260
Derivative Financial Instruments
Assets
Futures Contracts[1]	219	—	—	219
Liabilities
Futures Contracts[1]	(68)	—	—	(68)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.